1933 Act File No. 33-37993
                                                      1940 Act File No. 811-6224

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          X
                                                                ---------

      Pre-Effective Amendment No.                               _____


      Post-Effective Amendment No. 18__......................... X
                                   ----                         ----------

                                                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       -------

      Amendment No. 16___...........................................   X
                    -----                                            ------

                                FIRSTMERIT FUNDS
                           (formerly, Newpoint Funds)

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
_X  on January 31, 2000 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i) on _______________ pursuant to paragraph (a) (i) 75 days after filing pursuant to paragraph
    (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                            Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L. Street, N.W.
Washington, D.C.   20037





PROSPECTUS

FirstMerit Equity Fund
(formerly, Newpoint Equity Fund)

A Portfolio of FirstMerit Funds
(formerly, Newpoint Funds)

Mutual fund shares are not bank deposits, federally insured, or guaranteed, and may lose value.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents
Fund Goals, Strategies, and Risks                       1
Risk/Return Summary                                     1
What are the Fund's Fees and Expenses?                  3
What are the Fund's Investment Strategies?              4
What are the Principal Securities in which the
Fund Invests?                                           4
What are the Risks of Investing in the Fund?            5
What do Shares Cost?                                    5
How is the Fund Sold?                                   6
How to Purchase Shares                                  7
How to Redeem Shares                                    7
Purchases and Redemptions Through Exchanges             9
Account and Share Information                          10
Who Manages the Fund?                                  10

Shareholder Meeting Results                            11
Financial Information                                  13
Report of Independent Public Accountants               23



NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

JANUARY 31, 2000

Fund Goals, Strategies, and Risks

WHAT IS THE FUND'S GOAL?

The Fund's goal (objective) is to achieve capital appreciation.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The domestic equity securities of the Fund will consist primarily of growth-oriented common and preferred stocks of medium to large capitalization companies which are listed on the New York or American Stock Exchanges or traded in the over- the-counter market. The companies will be selected by the Fund's investment adviser, FirstMerit Bank, N.A. (Adviser) based on traditional research and technical factors, including assessment of earnings and dividend growth prospects and of the risk and volatility of the company's industry. Other factors, such as product position or market share, will also be considered by the Adviser.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

As with all mutual funds, the Fund's investments are subject to risks that could cause their value to go down.

  The value of the stocks in the Fund's portfolio will go up and down, and therefore the value of your Fund shares will also change. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in the prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price could decline and you could lose money.

  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk/Return Summary

Risk/Return Bar Chart and Table

The graphic presentation displayed here consists of a bar chart representing the annual total returns of FirstMerit Equity Fund as of the calendar year-end for each of five years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 8% up to 40%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended November 30,1999. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1999. The percentages noted are: 31.76% ,16.66%, 25.10%, 27.86% and
39.48%.



The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The total returns displayed for the Fund do not reflect payment of any sales charge or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's highest quarterly return was 27.90% (quarter ended 12/31/99). Its lowest quarterly return was (10.46%) (quarter ended 9/30/98).



Average Annual Total Return


The following table represents the Fund Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P
500), a broad based market index and Lipper Growth & Income Fund Average (LGIFA), an average of funds with similar investment objectives. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period                      Fund         S&P 500        LGIFA
1 Year                               39.48%          21.05%       13.77%
5 Year                               27.95%          28.56%       21.34%
Start of Performance/1/              26.10%          24.17%       19.08%

/1/  The Fund's start of performance date was September 13, 1994.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


     The table shows the Fund's total returns averaged over a period of years relative to the S&P 500, a broad-based market index. The performance of the S&P 500 has not been adjusted to reflect sales charges, expenses, or other fees the SEC requires to be reflected in the Fund's performance.


     Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. These figures do not take sales charges into account.



What are the Fund's Fees and Expenses?

FIRSTMERIT EQUITY FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) 4.50% Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable) None Maximum
Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)

(as a percentage of offering                                                                None
 price).
Redemption Fee (as a percentage of amount redeemed, if applicable)                          None
Exchange Fee                                                                                None

Annual Fund Operating Expenses (Before Waivers)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee/2/                                                                           0.75%
Distribution (12b-1) Fee/3/                                                                 0.25%
Shareholder Services Fee/4/                                                                 0.25%
Other Expenses/5/                                                                           0.35%
Total Annual Fund Operating Expenses                                                        1.60%

/1/ Although not contractually obligated to do so, the distributor and shareholder services provider expect to waive certain amounts during the fiscal year ending November 30, 2000. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending November 30, 2000. Total Waiver of Fund Expenses 0.50% Total Actual Annual Fund Operating Expenses (after waivers) 1.15%
/2/ The Adviser does not expect to waive a portion of the management fee during the fiscal year ending November 30, 2000. The management fee paid by the Fund (after voluntary waiver) was .70% for the fiscal year ending November 30, 1999.
/3/ The distributor does not expect to accrue or charge its distribution fee of 0.25% during the fiscal year ending November 30, 2000. The distributor can accrue its fee, and thereby terminate this anticipated voluntary waiver of the distribution fee, at any time, at its sole discretion. The distribution fee paid (after the anticipated voluntary waiver) by the Fund is expected to be 0.00% for the fiscal year ending November 30, 2000.
/4/ The shareholder services provider does not expect to accrue or charge its shareholder services fee of 0.25% during the fiscal year ending November 30, 2000. The shareholder services provider can accrue its fee, and thereby terminate this anticipated voluntary waiver of the shareholder services fee, at any time, at its sole discretion. The shareholder services fee paid (after the anticipated voluntary waiver) by the Fund is expected to be 0.00% for the fiscal year ending November 30, 2000.
/5/ The Total Annual Fund Operating Expenses and Total Actual Annual Fund
    Operating Expenses (after waivers) for the year ended November 30, 1999 were 1.60% and 1.05% respectively.




EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown below and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:                   Calendar Period Fund         1 Year $ 605
3 Years $ 932 5 Years $ 1,282 10 Years $ 2,265



What are the Fund's Investment Strategies?


The Fund's Adviser selects companies through careful investment analysis including, but not limited to, the following: the employment of disciplined value measures (such as price/earnings ratios and price/ book ratios); credit research; review of issuers' dividend growth records; and consideration of market trends.

  The Adviser looks for companies that have the following characteristics: a stable industry structure; an industry position of low cost provider or differentiation by product or service; proprietary products with high switching costs; high returns on capital; and management that has an incentive to increase returns on capital.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in U.S. and foreign short-term money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to forego greater investment returns for the safety of principal.

What are the Principal Securities in Which the Fund Invests?

Under normal circumstances, the Fund pursues its goal by investing at least 65% of the value of its total assets in equity securities of U.S. companies.

EQUITY SECURITIES

Equity securities represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

Common Stocks

Common stocks are the most prevalent type of equity security. They are the fundamental unit of ownership of a company. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may provide for the issuer to redeem the stock on a specified date.

What are the Risks of Investing in the Fund?

Stock Market Risks

 .   The value of equity securities in the Fund's portfolio will rise and fall.
    These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stocks valuations. Consequently, the Fund's share price may decline.

 .   The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Sector Risks

 .   Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Risks Related to Investing for Growth

 .   Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, on an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Investing for Value

 .   Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depends less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size


 . Generally, the smaller market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stocks and the more volatile its price. Market capitalization is determined by multiplying the number of a company's outstanding shares by the current market price per share.

 . Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.



What do Shares Cost?

You can purchase, redeem, or exchange shares any day the New York Stock Exchange
(NYSE) and Federal Reserve wire system are open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV) plus any applicable sales charge (public offering price).

  NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE and Federal Reserve wire system are open.

  The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded.

 Fund shares are sold at NAV plus a sales charge, as follows:

                            Sales Charge as a
                              Percentage of
                             Public Offering               Sales Charge as a
Purchase Amount                  Price                     Percentage of NAV
Less than $100,000                       4.50%                   4.71%
$100,000 but less than                   3.75%                   3.90%
 $250,000
$250,000 but less than                   2.50%                   2.56%
 $500,000
$500,000 but less than                   2.00%                   2.04%
 $750,000
$750,000 but less than                   1.00%                   1.01%
 $1 million
$1 million or greater                    0.00%                   0.00%

The minimum initial investment in the Fund is $1,000. Subsequent investments must be in amounts of at least $100.

  Keep in mind that financial intermediaries may charge you fees for their services in connection with your share transactions.

 The sales charge at purchase may be reduced or eliminated by:

 .  quantity purchases of shares;
 .  combining concurrent purchases of shares by you, your spouse, and your children under age 21;
 . accumulating purchases (in calculating the sales charge on an additional purchase, you may count the current value of previous share purchases still invested in the Fund);
 .  signing a letter of intent to purchase at least $100,000 of Fund shares within 13 months (call the Fund for an application and more information); or . reinvesting redemption proceeds within 60 days.

If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify FirstMerit Securities, Inc. or the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on your previous purchases. More information on reducing or eliminating the sales charge is in the Fund's Statement of Additional Information.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the shares described in this prospectus to institutions and individuals, directly or through investment professionals. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and financial intermediaries for the sale, distribution and customer servicing of the Fund's shares. The Fund is not presently paying or accruing 12b-1 fees.



How to Purchase Shares

THROUGH FIRSTMERIT BANK

Trust customers of FirstMerit Bank placing an order to purchase shares of the Fund may open an account by calling FirstMerit Bank at 330-384-7300. Information needed to establish the account will be taken over the telephone by the FirstMerit trust representative.

  Fund shares may also be purchased by telephone by certain trust customers through procedures established with FirstMerit Bank and its affiliates. Such procedures may include arrangements under which certain accounts are swept periodically and amounts exceeding an agreed-upon minimum are invested automatically in the Fund.

  Purchase orders by trust customers of FirstMerit Bank must be received by 3:30 p.m. (Eastern time) in order to receive Fund shares at that day's public offering price.

THROUGH FIRSTMERIT SECURITIES, INC.

Individual investors and customers of FirstMerit Securities, Inc. may purchase shares by calling FirstMerit Securities, Inc. at 1-800-627-1289 by 3:00 p.m. (Eastern time) in order to receive Fund shares at that day's public offering price. An account application may be opened by completing a new account application form available from FirstMerit Securities. You may also receive an application by writing to FirstMerit Securities at: P.O. Box 8612, Boston, Massachusetts 02266-8612. Texas residents should purchase shares of the Fund through Federated Securities Corp. at 1-800-356-2805. Payment may be made by a transfer from an Automated Clearing House (ACH) member institution, federal funds, or by sending a check.

By Automated Clearing House (ACH)

Once you have opened an account, you may purchase additional shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the account application.

By Mail

You may also purchase Fund shares by mailing a check and completed account application to FirstMerit Securities at P.O. Box 8612, Boston, Massachusetts 02266-8612. Purchases by check are considered received after the payment by check is converted into federal funds and is received by the Fund. You will receive Fund shares and dividends on the day the federal funds are received.

Through an Exchange

You may purchase shares through an exchange from FirstMerit Government Money Market Fund. See "Purchases and Redemptions Through Exchanges" below for more information.

Systematic Investment Program

Shareholders who are individual investors and have opened an account may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from your checking account or by transfer via ACH and invested in Fund shares. You may apply for participation in this program through FirstMerit Securities.


How to Redeem Shares

THROUGH FIRSTMERIT BANK

Trust customers of FirstMerit Bank may redeem Fund shares by telephoning FirstMerit Bank at 330-384-7300. You must call by 3:30 p.m. (Eastern time) in order to receive the redemption amount based on that day's NAV.

THROUGH FIRSTMERIT SECURITIES, INC.

By Phone
Individual investors and customers of FirstMerit Securities may redeem shares by calling FirstMerit Securities at 1-800-627-1289. You may redeem shares by telephone once you have completed the appropriate authorization form for telephone transactions. You must call by 3:00 p.m. (Eastern time) in order to receive the redemption amount based on that day's NAV.

By Mail
You may redeem shares by sending a written request to FirstMerit Securities. Call FirstMerit Securities for specific instructions before redeeming by mail. You will be asked to provide in the request your name, the Fund's name, your account number, and the share or dollar amount requested. Your redemption request will be processed on the day your request is received by the Fund in proper form.

PAYMENT OPTIONS

Your redemption proceeds will typically be mailed by check to your address of record. However, the following payment options are available if you complete the appropriate authorization form. These payment options require a signature guarantee if they were not established when the account was opened:

 .  an electronic transfer to your depository account at an ACH member institution; or
 . wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

SYSTEMATIC WITHDRAWAL/
EXCHANGE PROGRAM

You may automatically redeem or exchange shares in a minimum amount of $100 on a regular basis. To participate in this program, you must complete the appropriate form available from FirstMerit Securities. Your account value must have a value of at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account, and the payments should not be considered to be yield or income.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

 .  to allow your purchase payment to clear;
 . during periods of market volatility; or . when a shareholder's trade activity or amount adversely impacts the
   Fund's ability to manage its assets.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

 .  your redemption is to be sent to an address other than the address of record;
 .  your redemption is to be sent to an address of record that was changed within the last thirty days; or
 . a redemption is payable to someone other than the shareholder(s) of record.


Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

REDEMPTION IN KIND

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

  Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

  Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

Purchases and Redemptions Through Exchanges

You may purchase or redeem Fund shares through an exchange with FirstMerit Government Money Market Fund. Trust customers should call FirstMerit Bank and all other investors should call or write to FirstMerit Securities. You must meet the minimum initial investment requirement for purchasing shares and both accounts must have a common owner. Your exchange request must be received by 3:30 p.m. (Eastern time) in order for shares to be exchanged based on that day's NAV.
  In addition, shares of the Fund may also be exchanged for certain other mutual funds distributed by Federated Securities Corp. that are not advised by FirstMerit Bank ("Federated Funds"). For further information on the availability of Federated Funds for exchange or further information about the exchanges privilege, call FirstMerit Securities, Inc. at 1-800-627-1289. Both accounts must have a common owner.


 To do this, you must:

 . meet any minimum initial investment requirements; and . receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and subsequent purchase, and is a taxable transaction. You may also be subject to a sales charge by the fund into which you are exchanging. Signatures must be guaranteed if you request an exchange into another fund with a different shareholder registration.

  The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other funds.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date.

  In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments.

  If you purchase shares just before the Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional shares to meet the minimum.

TAX INFORMATION

The Fund sends you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales.
 Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, FirstMerit Bank, N.A. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 121 South Main Street, Akron, Ohio 44308-1440.


ADVISER FEES

The Adviser receives an annual investment advisory fee equal to a maximum of 0.75% of the Fund's average daily net assets. The investment advisory contract provides for the voluntary reimbursement of expenses by the Adviser to the extent any Fund expenses exceed such lower expense limitation as the Adviser may, by notice to the Fund, voluntarily declare to be effective. The Adviser can terminate this voluntary reimbursement of expenses at any time at its sole discretion.

ADVISER'S BACKGROUND

FirstMerit Bank, a national banking association formed in 1947, is a wholly-owned subsidiary of FirstMerit Corp. (formerly known as "First Bancorporation of Ohio"). Through its subsidiaries and affiliates, FirstMerit Corp. offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, mortgage banking, investment advisory services, and trust services.
  As of December 31, 1999, the Trust Division of FirstMerit Bank had approximately $5 billion in assets under administration, of which it had investment discretion over $3 billion. FirstMerit Bank has served as the Fund's investment adviser since the Fund's inception.
  As part of its regular banking operations, FirstMerit Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of FirstMerit Bank. The lending relationship will not be a factor in the selection of securities.
  The portfolio manager of the Fund is Wesley C. Meinerding, a Vice President and Trust Officer with FirstMerit Bank. Mr. Meinerding manages corporate and personal trust portfolios at FirstMerit Bank. Prior to joining the Adviser in December 1982, Mr. Meinerding managed trust and bank assets at First National Bank in Massillon, corporate and personal trusts at Harter Bank and Trust, and pension assets at Firestone Tire and Rubber Company. Mr. Meinerding has managed the Fund since the Fund's inception.

Shareholder Meeting Results

A Special Meeting of Shareholders of Newpoint Equity Fund was held on December 17, 1999. On October 27, 1999, the record date for shareholders voting at the meeting, there were 3,004,394 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:


AGENDA ITEM 1
Election of Trustees:/1/

                                                  Withheld
                                                  Authority
Name                               For            to Vote
Thomas G. Bigley                   2,957,274      0
Nicholas P. Constantakis           2,957,274      0
John F. Cunningham                 2,957,274      0
J. Christopher Donahue             2,957,274      0
Charles F. Mansfield, Jr.          2,957,274      0
John E. Murray, Jr., S.J.D.        2,957,274      0
John S. Walsh                      2,957,274      0

/1/ The following Trustees continued their terms as Trustees: John F. Donahue,
    John T. Conroy, Jr., William J. Copeland, Lawrence D. Ellis, M.D, Edward C. Gonzales, Peter E. Madden and Marjorie P. Smuts.

AGENDA ITEM 2

To make changes to the fund's fundamental investment policies:

 (a) To amend the fund's fundamental investment policy regarding diversification:

                                                    Abstentions
                                                    and Broker
For                                 Against         Non-Votes
2,907,051                           0               50,223

(b) To amend the fund's fundamental investment policy regarding borrowing money and issuing senior securities:

                                                    Abstentions
                                                    and Broker
For                                 Against         Non-Votes
2,907,009                           0               50,265

(c) To amend the fund's fundamental investment policy regarding investments in real estate:

                                                    Abstentions
                                                    and Broker
For                                 Against         Non-Votes
2,907,051                           0               50,223

(d) To amend the fund's fundamental investment policy regarding investments in commodities:

                                                    Abstentions
                                                    and Broker
For                                 Against         Non-Votes
2,906,192                           859             50,223

(e) To amend the fund's fundamental investment policy regarding underwriting securities:

                                                    Abstentions
                                                    and Broker
For                                 Against         Non-Votes
2,907,051                           0               50,223

(f) To amend the fund's fundamental investment policy regarding lending assets:

                                                    Abstentions
                                                    and Broker
For                                 Against         Non-Votes
2,906,956                           0               50,318

(g) To amend the fund's fundamental investment policy regarding concentration of the fund's investments in the securities of companies in the same industry:

                                                    Abstentions
                                                    and Broker
For                                 Against         Non-Votes
2,907,051                           0               50,223

(h) To amend, and to make non-fundamental, the fund's fundamental investment policy regarding buying securities on margin:

                                                   Abstentions
                                                   and Broker
For                                 Against        Non-Votes
2,905,838                           859            50,577

(i) To amend, and to make non-fundamental, the fund's fundamental investment policy regarding pledging assets:

                                                    Abstentions
                                                    and Broker
For                                 Against         Non-Votes
2,907,051                           0               50,223

AGENDA ITEM 3
To eliminate the fund's fundamental investment policy on selling securities short:

                                                    Abstentions
                                                    and Broker
For                                 Against         Non-Votes
2,906,192                           859             50,223

AGENDA ITEM 4

To amend the fund's fundamental investment objective to read "The investment objective of the Fund is to achieve capital appreciation:"

                                                    Abstentions
                                                    and Broker
For                                 Against         Non-Votes
2,906,192                           859             50,223

AGENDA ITEM 5
To approve amendments and restatements to the Trust's Declaration of Trust:

  (a) To require the approval of a majority of the outstanding voting securities of the Trust in the event of the sale and conveyance of the assets of the Trust
to another trust or corporation:
                                                    Abstentions
                                                    and Broker
For                                 Against         Non-Votes
2,907,051                           0               50,223

(b) To permit the Board of Trustees to liquidate assets of the Trust, or of its series or classes, and distribute the proceeds of such assets to the holders of such shares representing such interests, without seeking shareholder approval.


                                                    Abstentions
                                                    and Broker
For                                 Against         Non-Votes
2,907,051                           0               50,223

Financial Information

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.
  This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's financial statements, is contained in this prospectus.



Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended November 30                           1999               1998                  1997             1996            1995
Net Asset Value, Beginning of Period            $ 19.71            $ 17.69               $ 15.14          $ 12.69         $  9.78
Income from Investment Operations:
Net investment income (loss)                      (0.06)              0.01                  0.04             0.07            0.10
Net realized and unrealized gain                   7.08               2.97                  3.19             2.61            2.91
 on investments
 TOTAL FROM INVESTMENT OPERATIONS                  7.02               2.98                  3.23             2.68            3.01
Less Distributions:
Distributions from net investment income           0.00/1/           (0.01)                (0.04)           (0.07)          (0.10)
Distributions from net realized gain              (0.65)             (0.95)                (0.64)           (0.16)
 oninvestments
 TOTAL DISTRIBUTIONS                              (0.65)             (0.96)                (0.68)           (0.23)          (0.10)
Net Asset Value, End of Period                  $ 26.08            $ 19.71               $ 17.69          $ 15.14         $ 12.69
Total Return/2/                                   36.49%             18.09%                22.34%           21.38%          30.97%

Ratios to Average Net Assets:
Expenses                                           1.05%              1.03%                 1.11%            1.13%           1.48%
Net investment income                             (0.26)%             0.08%                 0.24%            0.51%           0.88%
Expense waiver/reimbursement/3/                    0.05%              0.15%                 0.15%            0.37%           0.52%
Supplemental Data:
Net assets, end of period (000 omitted)         $78,638            $58,321               $48,889          $42,858         $25,803
Portfolio turnover                                   28%                30%                   44%              49%             35%

/1/  Amount represents less than $0.01 per share.
/2/ Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
/3/ This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


See Notes which are an integral part of the Financial Statements



Portfolio of Investments

NOVEMBER 30, 1999


Shares                                                                                                               Value
                 COMMON STOCKS-98.7%
                 Basic Industry-1.9%
  35,000         Monsanto Co.                                                                                   $  1,476,563
                 Capital Goods-7.1%
  10,000         Corning, Inc.                                                                                       936,875
  26,200         General Electric Co.                                                                              3,406,000
  30,000         Tyco International Ltd.                                                                           1,201,875
                 TOTAL                                                                                             5,544,750
                 Capital Goods Technology-44.3%
  14,000      /1/America Online, Inc.                                                                              1,017,625
  10,000      /1/Applied Materials, Inc.                                                                             974,375
  70,000      /1/Cisco Systems, Inc.                                                                               6,243,125
  36,000      /1/Dell Computer Corp.                                                                               1,548,000
  24,000      /1/EMC Corp. Mass                                                                                    2,005,500
  48,000      /1/Global Crossing Ltd.                                                                              2,094,000
  34,000         Intel Corp.                                                                                       2,607,375
   5,000      /1/JDS Uniphase Corp.                                                                                1,143,750
  33,000         Lucent Technologies, Inc.                                                                         2,411,063
  42,000      /1/Microsoft Corp.                                                                                   3,823,969
  13,250         Nokia Oyj, Class A, ADR                                                                           1,830,984
  18,400         Raytheon Co., Class B                                                                               564,650
  50,000      /1/Sun Microsystems, Inc.                                                                            6,612,500
  20,000         Texas Instruments, Inc.                                                                           1,921,250
                 TOTAL                                                                                            34,798,166
                 Consumer Cyclical-9.4%
  11,500      /1/Best Buy Co., Inc.                                                                                  718,750
  31,000         Home Depot, Inc.                                                                                  2,450,937
  15,000         Nike, Inc., Class B                                                                                 690,000
  10,000         Tandy Corp.                                                                                         766,250
  48,000         Wal-Mart Stores, Inc.                                                                             2,766,000
                 TOTAL                                                                                             7,391,937
                 COMMON STOCKS-continued
                 Consumer Services-2.2%
  20,000         McDonald's Corp.                                                                              $    900,000
  14,000         Time Warner, Inc.                                                                                  863,625
                 TOTAL                                                                                            1,763,625
                 Consumer Staples-3 .6%
  20,000         PepsiCo, Inc.                                                                                      691,250
  20,000         Procter & Gamble Co.                                                                             2,160,000
                 TOTAL                                                                                            2,851,250
                 Drugs & Health Care-16.3%
   8,000      /1/Affymetrix, Inc.                                                                                   784,000
  40,000      /1/Amgen, Inc.                                                                                      1,822,500
  20,000      /1/Forest Labratories, Inc., Class A                                                                1,023,750
  32,000         Medtronic, Inc.                                                                                  1,244,000
  60,000         Pfizer, Inc.                                                                                     2,171,250
  61,500      /1/Thermo Cardiosystems, Inc.                                                                         426,656
  60,000         Warner-Lambert Co .                                                                              5,381,250
                 TOTAL                                                                                           12,853,406
                 Energy-2.8%
  16,800         Exxon Mobile Corp .                                                                              1,332,450
  15,000         Royal Dutch Petroleum Co., ADR                                                                    870,000
                 TOTAL                                                                                            2,202,450
                 Financials  Insurance, Banking & Other-7.3%
  21,093         American International Group, Inc.                                                               2,177,852
  20,000         National Golf Properties, Inc.                                                                     418,750
  20,500         Progressive Corp. ,OH                                                                            1,651,531
  40,000         Schwab (Charles) Corp.                                                                           1,517,500
                 TOTAL                                                                                            5,765,633
                 Transportation-1.7 %
  32,000      /1/FDX Corp.                                                                                        1,350,000
                 Utilities-2.1%
  20,000      /1/MCI Worldcom, Inc.                                                                              1,653,750
                 TOTAL COMMON STOCKS (IDENTIFIED COST $37,559,792)                                              77,651,530
                 MUTUAL FUNDS SHARES-1.2%
 488,944         SSGA US Government Money Market Fund, Series A                                               $    488,944
 488,944         Seven Seas Money Market Fund                                                                      488,944
                 TOTAL MUTUAL FUND SHARES (AT AMORTIZED COST)                                                      977,888
                 TOTAL INVESTMENTS (IDENTIFIED COST $38,537,680)/2/                                           $ 78,629,418


/1/ Non-income producing security.
/2/ The cost of investments for federal tax purposes amounts to $38,537,680. The net unrealized appreciation of investments on a federal tax basis amounts to $40,091,738 which is comprised of $41,657,644 appreciation and $1,565,906 depreciation at November 30, 1999.
Note: The categories of investments are shown as a percentage of net assets ($78,637,981) at November 30, 1999.

The following acronym is used throughout this portfolio:


ADR--American Depositary Receipt
See Notes which are an integral part of the Financial Statements


Statement of Assets and Liabilities

NOVEMBER 30, 1999


Assets:
Total investments in securities, at value (identified and tax cost $38,537,680)                                     $   78,629,418
Cash                                                                                                                           732
Income receivable                                                                                                           37,164
Receivable for shares sold                                                                                                  46,972
 TOTAL ASSETS                                                                                                           78,714,286
Liabilities:
Payable for Adviser fees                                                                              $ 44,506
Payable for shares redeemed                                                                             13,601
Accrued expenses                                                                                        18,198
 TOTAL LIABILITIES                                                                                                          76,305
Net Assets for 3,014,923 shares outstanding                                                                         $   78,637,981
Net Assets Consist of:
Paid in capital                                                                                                     $   34,623,656
Net unrealized appreciation of investments                                                                              40,091,738
Accumulated net realized gain on investments                                                                             3,922,587
 TOTAL NET ASSETS                                                                                                   $   78,637,981
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share ($78,637,981 / 3,014,923 shares outstanding)                                                 $     26.08
Offering Price Per Share (100/95.50 of $26.08)1                                                                        $     27.31



1    See "What Do Shares Cost" in the Prospectus.

See Notes which are an integral part of the Financial Statements


Statement of Operations

YEAR ENDED NOVEMBER 30, 1999


Investment Income:
Dividends (net of foreign taxes withheld of $1,569)                                                          $     481,145
Interest                                                                                                            56,262
Total income                                                                                                       537,407
Expenses:
Investment adviser fee                                                                $  508,453
Administrative personnel and services fee                                                103,045
Custodian fees                                                                            17,967
Transfer and dividend disbursing agent fees and expenses                                  23,120
Directors'/Trustees' fees                                                                  6,002
Auditing fees                                                                             12,635
Legal fees                                                                                 1,954
Portfolio accounting fees                                                                 41,001
Share registration costs                                                                  21,622
Printing and postage                                                                       6,956
Insurance premiums                                                                           793
Miscellaneous                                                                              3,450
 TOTAL EXPENSES                                                                          746,998
Waiver:
Waiver of investment adviser fee                                                         (33,896)
Net expenses                                                                                                       713,102
Net operating loss                                                                                                (175,695)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments                                                                                 3,922,588
Net change in unrealized appreciation of investments                                                            17,352,205
Net realized and unrealized gain on investments                                                                 21,274,793
Change in net assets resulting from operations                                                               $  21,099,098


See Notes which are an integral part of the Financial Statements


Statement of Changes in Net Assets


Year Ended November 30                                                                               1999                 1998
Increase (Decrease) in Net Assets
Operations:
Net investment income/(operating loss)                                                         $    (175,695)       $      43,567
Net realized gain (loss) on investments ($3,922,588 and $1,916,090 respectively, as
 computed for federal tax purposes)                                                                3,922,588            1,916,090
Net change in unrealized appreciation                                                             17,352,205            6,992,741
 CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                                   21,099,098            8,952,398
Distributions to Shareholders:
Distributions from net investment income                                                              (5,882)             (40,878)
Distributions from net realized gains                                                             (1,916,014)          (2,622,798)
 CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS                                 (1,921,896)          (2,663,676)
Share Transactions:
Proceeds from sale of shares                                                                       3,922,389            3,758,666
Net asset value of shares issued to shareholders in payment of distributions declared               1,908,528            2,625,273
Cost of shares redeemed                                                                           (4,690,795)          (3,241,375)
Change in net assets resulting from share transactions                                             1,140,122            3,142,564
Change in net assets                                                                              20,317,324            9,431,286
Net Assets:
Beginning of period                                                                               58,320,657           48,889,371
End of period (including undistributed net investment income of $0 and
 $12,379,respectively)                                                                          $  78,637,981        $  58,320,657


See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

NOVEMBER 30, 1999

ORGANIZATION


FirstMerit Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of FirstMerit Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to achieve capital appreciation.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any are recorded at fair value.
  Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

  Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and tax equalization accounting. The following reclassifications have
been made to the financial statements.
                          Increase (Decrease)
                            Accumulated
                            Distributions in
Accumulated                 Excess of Net
Net Realized                Investment
Gain/Loss                   Income                      Paid in Capital
$(87)                       $169,198                    $(169,111)

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal taxes is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.


SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).
 Transactions in shares were as follows:

Year Ended November 30                                                                                   1999                1998
Shares sold                                                                                             174,519             209,947
Shares issued to shareholders in payment of distributions declared                                       92,111             163,745
Shares redeemed                                                                                        (211,314)           (177,349)
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS                                                            55,316             196,343

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee

FirstMerit Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Service Company ("FServ") through its subsidiary Federated Shareholder Service Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of- pocket expenses.


Organizational Expenses

Organizational expenses of $35,000 were borne initially by FAS. The Fund has reimbursed FAS for these expenses. These expenses have been deferred and are being amortized over a five-year-period following the Fund's effective date. For the period ended November 30, 1999, the Fund expensed $7,612 in organizational expenses.

General
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1999, were as follows:

Purchases                                          $19,049,744
Sales                                              $18,369,825



Report of Independent Public Accountants

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
FIRSTMERIT FUNDS (FIRSTMERIT EQUITY FUND)
(formerly Newpoint Equity Fund)

We have audited the accompanying statement of assets and liabilities of FirstMerit Equity Fund, (an investment portfolio of FirstMerit Funds, a Massachusetts business trust), including the schedule of portfolio investments, as of November 30, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the periods then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of FirstMerit Equity Fund, an investment portfolio of FirstMerit Funds, as of November 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP
Boston, Massachusetts
January 11, 2000


Notes


Notes


Notes


FirstMerit Equity Fund
(formerly, Newpoint Equity Fund)

A Portfolio of FirstMerit Funds (formerly, Newpoint Funds)

JANUARY 31, 2000


A Statement of Additional Information (SAI) dated January 31, 2000 is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call FirstMerit Securities, Inc. or the Fund at 1-800-627-1289.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.



FirstMerit Equity Fund

5800 Corporate Drive
Pittsburgh, PA 15237-7010
1-800-341-7400

Federated Securities Corp., Distributor


Investment Company Act File No. 811-6224
Cusip 337944102

G00580-01 (1/00)



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      Statement of Additional Information                      January 31, 2000




      FirstMerit Equity Fund
      (formerly, Newpoint Equity Fund)
         A Portfolio of FirstMerit Funds
      (formerly Newpoint Funds)



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for FirstMerit Equity Fund dated January 31, 2000. Obtain the prospectus without charge by calling 1-800-627-1289.



















                         Contents
                         How is the Fund Organized?                           1
                         Securities in Which the Fund Invests                 1
                         What do Shares Cost?                                 11
                         How is the Fund Sold?                                12
                         How To Buy Shares                                    13
                         Massachusetts Partnership Law                        13
                         Account and Share Information                        13
                         Tax Information                                      14
                         Who Manages and Provides Services to the Fund?       15
                         How Does the Fund Measure Performance?               19
                         Addresses




      Federated Securities Corp., Distributor, subsidiary of Federated Investors
      Cusip 337944102
      G00580-02 (1/2000)

24


HOW IS THE FUND ORGANIZED?

>|   The Fund is a diversified portfolio of FirstMerit Funds (formerly, Newpoint
Funds) (Trust). The Trust is an open-end management investment company that was established under the laws of the Commonwealth of Massachusetts on November 12, 1990. The Trust changed its name from "Portage Funds" to "Newpoint Funds" on January 31, 1995. The Trust changed its name from "Newpoint Funds" to "FirstMerit Funds" on January 31, 2000. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

SECURITIES IN WHICH THE FUND INVESTS

Following is a table that indicates which types of securities and investment techniques are a: o P = Principal investment of the Fund; (shaded in chart) o A = Acceptable (but not principal) investment of the Fund

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Bank Instruments                                A
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Borrowing 1                                     A
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Common Stock                                    P
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Convertible Securities                          A
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Debt Obligations                                A
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Depositary Receipts                             A
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Foreign Securities                              A
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Futures and Options Transactions                A
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Illiquid and Restricted Securities 2            A
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Lending of Portfolio Securities                 A
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Preferred Stocks                                P
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Prime Commercial Paper                          A
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Repurchase Agreements                           A
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Reverse Repurchase Agreements                   A
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Securities of Other Investment Companies        A
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U.S. Government Securities                      A
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Warrants                                        A
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When-Issued and Delayed Delivery Transactions   A
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Zero Coupon Securities                          A
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1. The Fund is required to maintain continuous asset coverage to 300% of the amount borrowed. If the coverage declines to less than 300%, the Fund must sell sufficient portfolio securities to restore the coverage even if it must sell the securities at a loss. 2. The Fund will limit investments in illiquid securities, including restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets

SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS


Borrowing. The Fund may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of total assets and pledge some assets as collateral. The Fund will pay interest on borrowed money and may incur other transaction costs. These expenses could exceed the income received or capital appreciation realized by the Fund from any securities purchased with borrowed money. With respect to borrowings, the Fund is required to maintain continuous asset coverage to 300% of the amount borrowed. If the coverage declines to less than 300%, the Fund must sell sufficient portfolio securities to restore the coverage even if it must sell the securities at a loss.

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities to compensate for the value of the conversion option. In addition, the conversion price exceeds the market value of the underlying equity securities at the time a convertible security is issued. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Debt obligations pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings.
This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. Securities with higher credit risks generally have higher yields. A security's yield will increase or decrease depending upon whether it costs less (a "discount") or more (a "premium") than the principal amount. Under normal market conditions, securities with longer maturities will also have higher yields. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.

The following describes the types of fixed income securities in which the Fund may invest.

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). Some GSEs are supported by the full, faith and credit of the United States. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risk, but not as low as Treasury securities.

         Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Instruments denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as Yankee instruments.

     Commercial paper is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain liquidity in this fashion. The short maturity of commercial paper reduces both the market and credit risk as compared to other debt securities of the same issuer.

     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt security. The credit risks of corporate debt securities vary widely among issuers.

        Treasury securities are direct obligations of the federal government of the United States. Investors regard Treasury securities as having the lowest credit risk.

     Zero Coupon Securities do not pay interest or principal until final maturity. Most debt securities provide periodic payments of interest (referred to as a "coupon payment"). In contrast, investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the price and the amount paid at maturity represents interest on the zero coupon security. This increases the market and credit risk of a zero coupon security, because an investor must wait until maturity before realizing any return on the investment.

     There are many forms of zero coupon securities. Some securities are originally issued at a discount and are referred to as "zero coupon" or "capital appreciation" bonds. Others are created by separating the right to receive coupon payments from the principal due at maturity, a process known as "coupon stripping." Treasury STRIPs, IOs and POs are the most common forms of "stripped" zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as "pay-in-kind" or "PIK" securities.

Depositary Receipts. American Depositary Receipts (ADRs) are receipts, issued by a U.S. bank, that represent an interest in shares of a foreign-based corporation. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts, issued by foreign banks or trust companies, or foreign branches of U.S. banks, that represent an interest in shares of either a foreign or U.S. corporation. Depositary Receipts may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. Depositary Receipts involve many of the same risks of investing directly in foreign securities.

Foreign Securities. The international equity securities in which the Fund may invest include international stocks traded domestically or abroad through various stock exchanges, ADRs, and International Depositary Receipts ("IDRs"). The international fixed income securities will include ADRs, IDRs, and government securities of other nations.

Investing in foreign securities carries substantial risks in addition to those associated with domestic investments. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S. dollars of the Fund's assets and income may be affected by changes in exchange rates and regulations. Although the Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur currency conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.

Other differences between investing in foreign and U.S. companies include:

         o  less publicly available information about foreign companies;

     o the lack of uniform financial accounting standards applicable to foreign companies;

         o  less readily available market quotations on foreign companies;

     o differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;

         o  generally lower foreign stock market volume;

     o the likelihood that foreign securities may be less liquid or more volatile;

         o  generally higher foreign brokerage commissions;

         o possible difficulty in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems;

         o  unreliable mail service between countries; and

         o political or financial changes which adversely affect investments in some countries.


Futures and Options Transactions. As a means of reducing fluctuations in its net asset value, the Fund may, but is not required to, buy and sell futures contracts and options on futures contracts, and buy put and call options on portfolio securities and securities indices to hedge its portfolio. The Fund may also, but is not required to, write covered put and call options on portfolio securities to attempt to increase its current income or to hedge its portfolio. There is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

       Futures Contracts. A futures contract is a commitment by two parties under which one party agrees to make delivery of an asset (seller) and another party agrees to take delivery of the asset at a certain time in the future. A futures contract may involve a variety of assets including commodities (such as oil, wheat, or corn) or a financial asset (such as a security). The Fund may purchase and sell financial futures contracts to hedge against anticipated changes in the value of its portfolio without necessarily buying or selling the securities. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a futures contract is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts call for cash settlements.

       The Fund may purchase and sell stock index futures contracts to hedge against anticipated price changes with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the price of the original contract and the value of the index at the close of the last trading day of the contract. No physical delivery of the underlying securities in the index is made. Settlement is made in cash upon termination of the contract.

       Margin In Futures Transactions. Since the Fund does not pay or receive money upon the purchase or sale of a futures contract, it is required to deposit an amount of initial margin in cash, U.S. government securities or highly-liquid debt securities as a good faith deposit. The margin is returned to the Fund upon termination of the contract. Initial margin in futures transactions does not involve borrowing to finance the transactions.

       As the value of the underlying futures contract changes daily, the Fund pays or receives cash, called variation margin, equal to the daily change in value of the futures contract. This process is known as marking to market. Variation margin does not represent a borrowing or loan by the Fund. It may be viewed as settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. When the Fund purchases futures contracts, an amount of cash and/or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian to collateralize the position and insure that the use of futures contracts is unleveraged. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts. The Fund will not enter into a futures contract or purchase an option thereon for other than hedging purposes if immediately thereafter the initial margin deposits for futures contracts held by it, plus premiums paid by it for open options on futures contracts, would exceed 5% of the market value of its net assets, after taking into account the unrealized profits and losses on those contracts it has entered into. However, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%.

       Put Options on Financial Futures Contracts. The Fund may purchase listed put options on financial futures contracts to protect portfolio securities against decreases in value. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

       Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.

       Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

       The Fund may also write (sell) listed put options on financial futures contracts to hedge its portfolio against a decrease in market interest rates or an increase in stock prices. The Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When the Fund sells a put on a futures contract, it receives a cash premium in exchange for granting to the buyer of the put the right to receive from the Fund, at the strike price, a short position in such futures contract. This is so even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. As market interest rates decrease or stock prices increase, the market price of the underlying futures contract normally increases. When the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The premium received by the Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future.

       In order to avoid the exercise of an option sold by it, generally the Fund will cancel its obligation under the option by entering into a closing purchase transaction, unless it is determined to be in the Fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by the Fund of an option having the same term as the option sold by the Fund, and has the effect of canceling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction. If the hedge is successful, the cost of buying the second option will be less than the premium received by the Fund for the initial option.

       Call Options on Financial Futures Contracts. The Fund may write (sell) listed and over-the-counter call options on financial futures contracts to hedge its portfolio. When the Fund writes a call option on a futures contract, it undertakes to sell a futures contract at the fixed price at any time during the life of the option. As stock prices fall or market interest rates rise, causing the prices of futures to go down, the Fund's obligation to sell a futures contract costs less to fulfill, causing the value of the Fund's call option position to increase. In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's portfolio securities.

       Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities.

       The Fund may buy a listed call option on a financial futures contract to hedge against decreases in market interest rates or increases in stock price. The Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When the Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures contract. As market interest rates fall or stock prices increase, the value of the underlying futures contract will normally increase, resulting in an increase in value of the Fund's option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, the Fund could exercise its option and buy the futures contract below market price. Prior to the exercise or expiration of the call option, the Fund could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, the Fund has completed a successful hedge.

       Limitation on Open Futures Positions. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if together the value of the open positions exceeds the current market value of the Fund's portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

       Purchasing Put and Call Options on Securities. The Fund may purchase put options on portfolio securities to protect against price movements in the Fund's portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The Fund may purchase call options on securities acceptable for purchase to protect against price movements by locking in on a purchase price for the underlying security. A call option gives the Fund, in return for a premium, the right to buy the underlying security from the seller at a specified price during the term of the option.

       Writing Covered Call and Put Options on Securities. The Fund may write covered call and put options to generate income and thereby protect against price movements in the Fund's portfolio securities. As writer of a call option, the Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash or U.S. government securities in the amount of any additional consideration). As a writer of a put option, the Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option. In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

       Stock Index Options. The Fund may purchase or sell put or call options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index. Upon the exercise of the option, the holder of a call option has the right to receive, and the writer of a put option has the obligation to deliver, a cash payment equal to the difference between the closing price of the index and the exercise price of the option. The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. The value of an index option depends upon movements in the level of the index rather than the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to the Adviser correctly predicting movements in the directions of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

           Over-the-Counter Options. Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not. The Fund may generally purchase and write over-the-counter options on portfolio securities or securities indices in negotiated transactions with the buyers or writers of the options when options on the Fund's portfolio securities or securities indices are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions deemed creditworthy by the Adviser.

       Risks. If the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities or currency in the Fund's portfolio. This may cause the futures contract and any related options to react differently to market changes than the portfolio securities. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund could lose money on the futures contract or option.

If a Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian or the broker, to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

Illiquid and Restricted Securities. Illiquid securities are those that cannot readily be sold within seven days. Restricted securities are securities that have restrictions with respect to their resale. Generally, the restrictions are on whom or to what type of entity they can be sold. Often, issuers of securities may not want to register them with the SEC, so they will sell them to a specific class of investors under Rule 144A or Regulation D of the Securities Act of 1933. Purchasers of these "private placements" must be institutional investors (mutual funds, insurance companies, etc.), and there may be minimum purchase amounts. The reason 144A securities may be "illiquid" is that a fund that purchases them cannot just sell them on the open market - they must find another qualified institutional buyer to purchase the security under Rule 144A.

However, not all restricted securities are "illiquid". The SEC permits a fund's board to make a determination that certain 144A securities or Section 4(2) paper issues are liquid. Conversely, not all illiquid securities are restricted.

        Lending of Portfolio Securities. In order to generate additional income, the Fund may lend portfolio securities. When the Fund lends portfolio securities, it will receive either cash or liquid securities as collateral from the borrower. The Fund will reinvest cash collateral in short-term liquid securities that qualify as an otherwise acceptable investment for the Fund. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to a securities lending agent or broker. When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis. If this occurs, the Fund may lose certain investment opportunities.

Repurchase Agreements and Reverse Repurchase Agreements. The Fund's custodian is required to take possession of the securities subject to repurchase agreements. These securities are marked to market daily. To the extent that the original seller defaults and does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that, under the procedures normally in effect for custody of the portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy.

   Reverse repurchase agreement transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund sells a portfolio security to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the security at a price equal to the original sale price plus interest. The Fund may use reverse repurchase agreements for liquidity and may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

    Securities of Other Investment Companies. In conjunction with the Fund's ability to invest in the securities of other investment companies, the Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.,

Temporary Investments. There may be times when market conditions warrant a defensive position. During these market conditions the Fund may temporarily invest without limit in short-term debt obligations (money market instruments). These investments include commercial paper, bank instruments, U.S. government obligations, repurchase agreements, and securities of other investment companies. The Fund's temporary investments must be of comparable quality to its primary investments.

Warrants give the Fund the option to buy the issuer's stock or other equity securities at a specified price. The Fund may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

When-Issued and Delayed Delivery Transactions. These transactions are made to secure what is considered to be an advantageous price or yield. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Other than normal transaction costs, no fees or expenses are incurred. However, liquid assets of the Fund are segregated on the Fund's records at the trade date in an amount sufficient to make payment for the securities to be purchased. These assets are marked to market daily and are maintained until the transaction has been settled.


INVESTMENT LIMITATIONS
Diversification of Investments. With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities . The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Investing in Real Estate. The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities. The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

As a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.


Underwriting. The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities. The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration of Investments. The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

    As a matter of non-fundamental operating policy in applying the concentration restriction: (1) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (2) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (3) asset-backed securities will be classified according to the underlying assets securing such securities.

To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute `concentration.


The above limitations cannot be changed by the Board of Trustees (Board) unless authorized by the by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.



Buying on Margin. The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions, and other financial contracts or derivative instruments.


Pledging Assets. The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Securities of Other Investment Companies. The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Investing in Illiquid Securities. The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.


For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

In applying the concentration restriction: (1) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (2) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (3) asset-backed securities will be classified according to the underlying assets securing such securities

   Portfolio Turnover. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o    for  fixed  income  securities,  at  the  last  sale  price  on a  national
     securities  exchange,  if  available,   otherwise,   as  determined  by  an
     independent pricing service;

o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Trustees; and

o for all other securities, at fair value as determined in good faith by the Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

Trading in Foreign Securities. Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value (NAV), the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

The Fund's NAV per share fluctuates and is based on the market value of all securities and other assets of the Fund.

Reducing or Eliminating the Front-End Sales Charge. You can reduce or eliminate the applicable front-end sales charge, as follows.

Quantity Discounts. Larger purchases reduce the sales charge you pay. You can combine purchases of shares made on the same day by you, your spouse, and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

Accumulated Purchases. If you make an additional purchase of shares, you can count previous share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

   Letter of Intent. You can sign a Letter of Intent committing to purchase at least $100,000 of shares within a 13-month period in order to combine such purchases in calculating the sales charge. The Fund's custodian will hold shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the custodian will release the shares in escrow. If you do not fulfill the Letter of Intent, the custodian will redeem the appropriate amount from the shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege. You may reinvest, within 60 days, your share redemption proceeds at the next determined NAV, without any sales charge.

Purchases at Net Asset Value. Shareholders who are trust customers of FirstMerit Bank and its subsidiaries are exempt from the sales charge. The following persons may also purchase shares of the Fund at net asset value, without a sales charge: private banking clients of FirstMerit Bank and affiliates of FirstMerit Corp., employees and retired employees of FirstMerit Bank, FirstMerit Corp., Federated Securities Corp., or their affiliates, or any bank or investment dealer who has a sales agreement with Federated Securities Corp. with regard to the Fund, and members of the families (including parents, grandparents, siblings, spouses, children, aunts, uncles, and in-laws) of such employees or retired employees. Additionally, no sales charge is imposed for shares purchased through "wrap accounts" or similar programs, under which clients pay a fee for services.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to a financial intermediary.

SHAREHOLDER SERVICES

    The Fund may pay Federated Shareholder Services Company , a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.</ R>

RULE 12B-1 PLAN
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets. The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The Fund has no present intention of paying or accruing 12b-1 fees or shareholder services fees during the fiscal year ending November 2000

SUPPLEMENTAL PAYMENTS
 Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

    Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial intermediary.

HOW TO BUY SHARES

SUBACCOUNTING SERVICES
Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary about to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of the Trust have equal voting rights, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

   As  of  January  4,  2000,  the  following   shareholder   owned  of  record,
beneficially, or both, 5% or more of outstanding shares: SEI Trust Company, Oaks, Pennsylvania, owned approximately 3,073,325.84 (96.93%) shares.

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolio will be separate from those realized by the Fund.

FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from the Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date , present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, and the total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is comprised of two Funds.

   As of January 4, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.




Name                                                                                                               Aggregate
Birthdate                                                                                                          Compensation
Address                                  Principal Occupations                                                     From Trust
Position Wit                             for P
                                         5ast 5 Years
h Trust

John F. Donahue*+                              Chief Executive Officer and Director or Trustee of         $0
Birth Date: July 28, 1924                      the Federated Fund Complex; Chairman and Director,
Federated Investors Tower                      Federated Investors, Inc.; Chairman and Trustee,
1001 Liberty Avenue                            Federated Investment Management Company; Chairman
Pittsburgh, PA                                 and Director, Federated Investment Counseling  and
CHAIRMAN AND TRUSTEE                           Federated Global Research Corp.; Chairman, Passport
                                               Research, Ltd.

                                               Director or Trustee of the Federated Fund Complex;         $1,153.90
Thomas G. Bigley                               Director, Member of Executive Committee, Children's
Birth Date: February 3, 1934                   Hospital of Pittsburgh; Director, Robroy
15 Old Timber Trail                            Industries, Inc. (coated steel conduits/computer
Pittsburgh, PA                                 storage equipment);formerly: Senior Partner, Ernst
TRUSTEE                                        & Young LLP; Director, MED 3000 Group, Inc.
                                               (physician practice management); Director, Member
                                               of Executive Committee, University of Pittsburgh.


John T. Conroy, Jr.                            Director or Trustee of the Federated Fund Complex;         $1,269.48
Birth Date: June 23, 1937                      President, Investment Properties Corporation;
                                               Senior Vice President, John R. Wood and Associates,
Wood/ Commercial Dept.                         Inc., Realtors; Partner or Trustee in private real
John R. Wood Associates, Inc.                  estate ventures in Southwest Florida; formerly:
RealtorsGrubb & Ellis/Investment               President, Naples Property Management, Inc. and
Properties Corporation                         Northgate Village Development Corporation.
32
5501 Tamiami Trial North
Naples, FL
TRUSTEE


John F. Cunningham                             Director or Trustee of some of the Federated Fund          $1,153.90
Birth Date: March 5, 1943                      Complex; Chairman, President and Chief Executive
353 El Brillo Way                              Officer, Cunningham & Co., Inc. (strategic business
Palm Beach, FL                                 consulting);; Trustee Associate, Boston College;
TRUSTEE                                        Director, Iperia Corp. (communications/software);
                                               formerly: Director, Redgate Communications and EMC
                                               Corporation (computer storage systems).

                                               Previous Positions: Chairman of the Board and Chief
                                               Executive Officer, Computer Consoles, Inc.;
                                               President and Chief Operating Officer, Wang
                                               Laboratories; Director, First National Bank of
                                               Boston; Director, Apollo Computer, Inc.
John F. Cunningham                       Director or Trustee of some of the Federated Fund Complex;
Birth Date: March 5, 1943                Chairman, President and Chief Executive Officer, Cunningham & Co.,
353 El Brillo Way                        Inc. (strategic
Palm Beach, FL                           consulting); business consulting); Trustee Associate, Boston
TRUSTEE                                  College; Director, Iperia Corp. (communications/software);
                                         formerly: Director, Redgate Communications and EMC Corporation
                                         (computer storage systems).

                                         Previous Positions: Chairman of the Board and Chief Executive
                                         Officer, Computer Consoles, Inc.; President and Chief Operating
                                         Officer, Wang Laboratories; Director, First National Bank of
                                         Boston; Director, Apollo Computer, Inc.

Nicholas P Constantakis                        Director or Trustee of the Federated Fund Complex;         $0
Birth Date: September 3, 1939                  Director, Michael Baker Corporation (engineering,
175 Woodshire Drive                            construction, operations and technical services);
Pittsburgh, PA                                 formerly: Partner, Andersen Worldwide SC.
TRUSTEE

Lawrence D. Ellis, M.D.*                       Director or Trustee of the Federated Fund Complex;         $1,153.90
Birth Date: October 11, 1932                   Professor of Medicine, University of Pittsburgh;
3471 Fifth Avenue                              Medical Director, University of Pittsburgh Medical
Suite 1111                                     Center - Downtown; Hematologist, Oncologist, and
Pittsburgh, PA                                 Internist, University of Pittsburgh Medical
TRUSTEE                                        Center;  Member, National Board of Trustees,
                                               Leukemia Society of America.

Peter E. Madden                                Director or Trustee of the Federated Fund Complex;         $1,084.45
Birth Date: March 16, 1942                     formerly: Representative, Commonwealth of
One Royal Palm Way                             Massachusetts General Court; President, State
100 Royal Palm Way                             Street Bank and Trust Company and State Street
Palm Beach, FL                                 Corporation.
TRUSTEE
                                               Previous Positions: Director, VISA USA and VISA
                                               International; Chairman and Director, Massachusetts
                                               Bankers Association; Director, Depository Trust
                                               Corporation; Director, The Boston Stock Exchange..

Charles F. Mansfield, Jr.                      Director or Trustee of some of the Federated Fund          $1,213.68
Birth Date: April 10, 1945                     Complex;  Executive Vice President, Legal and
80 South Road                                  External Affairs, Dugan Valva Contess, Inc.
Westhampton Beach, NY                          (marketing, communications, technology and
TRUSTEE                                        consulting).; formerly Management Consultant.

                                               Previous Positions: Chief
                                               Executive Officer, PBTC
                                               International Bank; Partner,
                                               Arthur Young & Company (now Ernst
                                               & Young LLP); Chief Financial
                                               Officer of Retail Banking Sector,
                                               Chase Manhattan Bank; Senior Vice
                                               President, Marine Midland Bank;
                                               Vice President, Citibank;
                                               Assistant Professor of Banking
                                               and Finance, Frank G. Zarb School
                                               of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D.              Director or Trustee of the Federated Fund Complex;         $1,269.48
Birth Date: December 20, 1932                  President, Law Professor, Duquesne University;
President, Duquesne University                 Consulting Partner, Mollica & Murray; Director,
Pittsburgh, PA                                 Michael Baker Corp. (engineering, construction,
TRUSTEE                                        operations and technical services).

                                               Previous Positions: Dean and Professor of Law,
                                               University of Pittsburgh School of Law; Dean and
                                               Professor of Law, Villanova University School of
                                               Law.

Marjorie P. Smuts                              Director or Trustee of the Federated Fund Complex;         $1,153.90
Birth Date: June 21, 1935                      Public Relations/Marketing/Conference Planning.
4905 Bayard Street
Pittsburgh, PA                                 Previous Positions: National Spokesperson, Aluminum
TRUSTEE                                        Company of America; television producer;  business
                                               owner.

John S. Walsh                                  Director or Trustee of some of the Federated Fund          $1,153.90
Birth Date: November 28, 1957                  Complex; President and Director, Heat Wagon, Inc.
2007 Sherwood Drive                            (manufacturer of construction temporary heaters);
Valparaiso, IN                                 President and Director, Manufacturers Products,
TRUSTEE                                        Inc. (distributor of portable construction
                                               heaters); President, Portable Heater Parts, a
                                               division of Manufacturers Products, Inc.; Director,
                                               Walsh & Kelly, Inc. (heavy highway contractor);
                                               formerly: Vice President, Walsh & Kelly, Inc.

J. Christopher Donahue+*                       President or Executive Vice President of the               $0
Birth Date: April 11, 1949                     Federated Fund Complex; Director or Trustee of some
Federated Investors Tower                      of the Funds in the Federated Fund Complex;
1001 Liberty Avenue                            President, Chief Executive Officer and Director,
Pittsburgh, PA                                 Federated Investors, Inc.; President and Trustee,
EXECUTIVE VICE PRESIDENT AND TRUSTEE           Federated Investment Management Company; President
                                               and Trustee, Federated Investment
                                               Counseling; President and
                                               Director, Federated Global
                                               Investment Management Corp.;
                                               President, Passport Research,
                                               Ltd.; Trustee, Federated
                                               Shareholder Services Company;
                                               Director, Federated Services
                                               Company.

Edward C. Gonzales*                            Trustee or Director of some of the Funds in the            $0
Birth Date: October 22, 1930                   Federated Fund Complex; President, Executive Vice
Federated Investors Tower                      President and Treasurer of some of the Funds in the
1001 Liberty Avenue                            Federated Fund Complex; Vice Chairman, Federated
Pittsburgh, PA                                 Investors, Inc.; Vice President, Federated
PRESIDENT                                      Investment Management Company and Federated
, TREASURER AND TRUSTEE AND TREASURER          Investment Counseling, Federated Global Investment
                                               Management Corp. and Passport Research, Ltd.;
                                               Executive Vice President and Director, Federated
                                               Securities Corp.; Trustee, Federated Shareholder
                                               Services Company.

                                               Executive Vice President and Secretary of the              $0
John W. McGonigle                              Federated Fund Complex; Executive Vice President,
Birth date: October 26, 1938                   Secretary, and Director, Federated Investors, Inc.;
Federated Investors Tower                      Trustee, Federated Investment Management Company
1001 Liberty Avenue                            and Federated Investment Counseling; Director,
Pittsburgh, PA                                 Federated Global Investment Management Corp.,
EXECUTIVE VICE PRESIDENT AND SECRETARY         Federated Services Company; and Federated
                                               Securities Corp.
                                                                                                          $0

Richard B. Fisher* President or Vice President of some of the Funds in Birth
Date: May 17, 1923 the Federated Fund Complex; Director or Trustee of Federated Investors Tower some of the Funds in the Federated Fund Complex; 1001 Liberty Avenue Executive Vice President, Federated Investors, Pittsburgh, PA Inc.; Chairman and Director, Federated Securities VICE PRESIDENT Corp. * An asterisk denotes a Trustee/Director who is deemed to be an interested person as defined in the Investment Company Act of 1940. # A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings. + Mr. Donahue is the father of J. Christopher Donahue, Executive
Vice President and Trustee of the Trust.      INVESTMENT ADVISER The Adviser
conducts investment research and makes investment decisions for the Fund.


The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services. Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated Investors in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

    Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all FirstMerit Funds as specified below:

Maximum Administrative Fee
                                       Average Aggregate Daily Net Assets
                                       of the Federated
0.150 of 1%                            on the first $250 million
0.125 of 1%                            on the next $250 million
0.100 of 1%                            on the next $250 million
0.075 of 1%                            on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $50,000 with respect to FirtMerit Government Money Market Fund and $100,000 for all other portfolios of the Funds. . Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES




For the Years ended November 30
                                                        11/30/99                 11/30/98                  11/30/97
Advisory Fee Earned                                      508,453                 $401,923                  $345,408
Advisory Fee Reduction                                    33,896                 $401,923                   $60,082
Brokerage Commissions                                     37,086                  $29,032                   $44,778
Administrative Fee                                       103,045                 $100,000                  $100,000
12b-1 Fee                                                    N/A                      N/A                       N/A
Shareholder Services Fee                                     N/A
                                                                                 N/A                    N/A


   HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise performance by using the SEC standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The Fund's performance depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's expenses; and various other factors.

Fund performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield

   Total returns given for the one-year, five-year and since inception periods ended November 30, 1999, after sales charges.

Yield given for the 30-day period ended November 30, 1999   Since Inception on
                            1 Year                5 Year      September 13, 1994
Total Return                30.34%                 24.52           22.97 %
Yield                                             N/A               N/A


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the annual reinvestment of all dividends and distributions.

YIELD
The yield of shares is calculated by dividing: (i) the net investment income per share earned by the shares over a thirty-day period; by (ii) the maximum offering price per share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares, the share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment; o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc. Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

Morningstar, Inc. An independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P 500). Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

ADDRESSES

   FirstMerit Equity Fund

                                           5800 Corporate Drive
                                           Pittsburgh, Pennsylvania 15237-7010

Administrator
Federated Administrative Services          Federated Investors Tower
                                           1001 Liberty Avenue
                                           Pittsburgh, Pennsylvania 15222-3779

Distributor
Federated Securities Corp.                 Federated Investors Tower
                                           1001 Liberty Avenue
                                           Pittsburgh, Pennsylvania 15222-3779

Investment Adviser
FirstMerit Bank, N.A.                      121 South Main Street
                                           Akron, Ohio 44208-1440

Custodian
State Street Bank and Trust Company        P.O. Box 8600
                                           Boston, Massachusetts 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company          P.O. Box 8600
                                                Boston, Massachusetts 02266-8600

Independent Public Accountants
Arthur Andersen LLP                             2100 One PPG Place
                                                Pittsburgh, Pennsylvania 15222





PROSPECTUS

FirstMerit Government
Money Market Fund
(formerly, Newpoint Government Money Market Fund)

A Portfolio of FirstMerit Funds
(formerly, Newpoint Funds)

Mutual fund shares are not bank deposits, federally insured, or guaranteed, and may lose value.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


Contents
Fund Goals, Strategies, and Risks                                           1
What are the Specific Risks of Investing in the Fund?                       1
Risk/Return Summary                                                         2
What are the Fund's Fees and Expenses?                                      3
What do Shares Cost?                                                        4
How is the Fund Sold?                                                       4
How to Purchase Shares                                                      4
How to Redeem Shares                                                        5
Purchases and Redemptions Through Exchanges                                 7
Account and Share Information                                               8
Who Manages the Fund?                                                       8
Shareholder Meeting Results                                                 9
Financial Information                                                      10
Report of Independant Public Accountants                                   18




NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

JANUARY 31, 2000

Fund Goals, Strategies, and Risks

WHAT IS THE FUND'S GOAL?

The Fund is a money market fund which seeks to provide stability of principal and current income consistent with stability of principal by investing in short-term U.S. government securities.

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing in U.S. government securities with remaining maturities of 397 days or less which are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. In selecting securities for the Fund, the Adviser considers general economic trends and analyzes overall market conditions. The Adviser considers the current short-term yield curve along with the spread between government agencies and Treasuries.

WHAT TYPES OF U.S. GOVERNMENT SECURITIES DOES THE FUND PURCHASE?

U.S. government securities are securities issued by the U.S. government or its agencies. Treasury securities are direct obligations of the federal government of the United States. Investors regard Treasury securities as having the lowest credit risks.

  Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a GSE) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support though federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as Treasury securities.


What are the Specific Risks of Investing in the Fund?

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of FirstMerit Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  Prices of fixed income securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed-income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize these risks by purchasing short-term securities. However, these risks may adversely affect the Fund's total return or yield.


Risk/Return Summary

Risk/Return Bar Chart and Table

The graphic presentation displayed here consists of a bar chart representing the annual total returns of FirstMerit Government Money Market Fund as of the calendar year-end for each of eight years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 2% up to 6%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended November 30,1999. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1992 through 1999. The percentages noted are: 3.10%, 2.45%, 3.46%, 5.28%, 4.79%,
4.96%, 4.87% and 4.55%.




Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a calendar year basis.

The Fund's shares are sold without sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's highest quarterly return was 1.33% (quarter ended 6/30/95). Its lowest quarterly return was 0.60% (quarter ended 12/31/93).

The Fund's Seven-Day Net Yield as of 12/31/99 was 4.71%.

You may call the Fund at 1-800-627-1289 for the current 7-Day Net Yield.


Average Annual Total Return

The following table represents the Average Annual Total Return through 12/31/99.

Calendar Period                                             Fund
1 Year                                                       4.55%
5 Years                                                      4.89%
Start of Performance/1/                                      4.31%


/1/  The Fund's performance date was March 11, 1991.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Funds' investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?

FIRSTMERIT GOVERNMENT MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
        Fees Paid Directly From Your Investment Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of offering price) None Maximum Deferred
Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable) None Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage of offering None price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                                                              None
Exchange Fee                                                                                                                    None

Annual Fund Operating Expenses (Before Waivers)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2                                                                                                                0.50%
Distribution (12b-1) Fee                                                                                                       None
Shareholder Services Fee                                                                                                       None
Other Expenses                                                                                                                 0.27%
Total Annual Fund Operating Expenses                                                                                           0.77%


/1/ Although not contractually obligated to do so, the adviser waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 1999.
     Waiver of Fund Expenses                                            0.20%
     Total Actual Annual Fund Operating Expenses (after waivers)        0.57%
/2/ The Adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.30% for the fiscal year ended November 30, 1999.


EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Calendar Period                                             Fund
1 Year                                                     $   79
3 Years                                                    $  246
5 Years                                                    $  428
10 Years                                                   $  954



What do Shares Cost?


You can purchase, redeem, or exchange shares any day the New York Stock Exchange
(NYSE) and Federal Reserve wire system are open. When the Fund receives your transaction request in proper form, it is processed at the next calculated public offering price.

  The Fund attempts to stabilize the net asset value (NAV) of its shares at $1.00 per share. The public offering price is the NAV. NAV is determined at 12:00 noon (Eastern time), 3:00 p.m. (Eastern time), and at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE and Federal Reserve wire system are open. The Fund, of course, cannot guarantee its NAV will always remain at $1.00 per share.

  The minimum initial investment in the Fund is $1,000. Subsequent investments must be in amounts of at least $100.
  Keep in mind that financial intermediaries may charge you fees for their services in connection with your share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the shares described in this prospectus to institutions and individuals, directly or through investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

THROUGH FIRSTMERIT BANK

Trust customers of FirstMerit Bank placing an order to purchase shares of the Fund may open an account by calling FirstMerit Bank at 330-384-7300. Information needed to establish the account will be taken over the telephone by a FirstMerit trust representative. Fund shares may also be purchased by telephone by certain trust customers through procedures established with FirstMerit and its affiliates. Such procedures may include arrangements under which certain accounts are swept periodically and amounts exceeding an agreed-upon minimum are invested automatically in the Fund.

  Purchase orders by trust customers must be received by 9:30 a.m. (Eastern time) and payment received by 3:00 p.m. (Eastern time) on the same day in order to receive Fund shares and dividends on that day.

THROUGH FIRSTMERIT SECURITIES, INC.

Individual investors and customers of FirstMerit Securities may purchase shares by calling FirstMerit Securities, Inc. at 1-800-627-1289. An account application may be opened by completing a new account application form available from FirstMerit Securities. You may also receive an application by writing to FirstMerit Securities at: P.O. Box 8612, Boston, Massachusetts 02266-8612. Texas residents should purchase shares of the Fund through Federated Securities Corp. at 1-800-356-2805. Payment may be made by wire, a transfer from an Automated Clearing House (ACH) member institution, federal funds, or by sending a check.

By Wire

Purchase orders by wire must be received by 9:30 a.m. (Eastern time) and payment received by 3:00 p.m. (Eastern time) on the same day in order to receive Fund shares and dividends on that day.

By Automated Clearing House (ACH)

Purchase orders for which payment will be made via ACH must be received by 3:00 p.m. (Eastern time) in order to receive Fund shares and dividends on the next business day. This purchase option can be established by completing the appropriate sections of the account application.

By Mail

You may also purchase Fund shares by mailing a check and a completed account application to FirstMerit Securities at P.O. Box 8612, Boston, Massachusetts 02266-8612. Purchases by check are considered received after the payment by check is converted into federal funds and is received by the Fund. You will receive Fund shares and dividends on the day the federal funds are received.

Through an Exchange

You may purchase shares through an exchange from the FirstMerit Equity Fund. See "Exchange Privileges" below for more information.

Systematic Investment Program

Shareholders who are individual investors and have opened an account may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from your checking account or by transfer via ACH and invested in Fund shares. You may apply for this participation in this program through FirstMerit Securities.

How to Redeem Shares

THROUGH FIRSTMERIT BANK

Trust customers of FirstMerit Bank may redeem Fund shares by telephoning FirstMerit Bank at 330-384-7300. If your redemption order is received by 9:30 a.m. (Eastern time) redemption proceeds will be sent to you on the same day. You will not, however, receive dividends for that day.

THROUGH FIRSTMERIT SECURITIES, INC.

By Phone

Individual investors and customers of FirstMerit Securities may redeem shares by calling FirstMerit Securities at 1-800-627-1289. You may redeem shares by telephone once you have completed the appropriate authorization form for telephone transactions. If you are requesting a redemption via electronic transfer to your account with an ACH member institution, you must call by 3:00 p.m. (Eastern time) in order to receive the redemption amount based on that day's NAV.

By Mail

You may redeem shares by sending a written request to FirstMerit Securities. Call FirstMerit Securities for specific instructions before redeeming by mail. You will be asked to provide in the request your name, the Fund's name your account number, and the share or dollar amount requested. Your redemption request will be processed on the day your request is received by the Fund in proper form. Dividends are paid up to and including the day such request is processed.

CHECKWRITING PRIVILEGES

At your request, the transfer agent will establish a checking account for redeeming shares. For further information, contact FirstMerit Securities.

  With a Fund checking account, shares may be redeemed simply by writing a check for $50 or more. The redemption will be made at the NAV on the date that the check is presented to the Fund. A check may not be written to close an account. If you wish to redeem shares and have the proceeds available, a check may be written and negotiated through your bank. Checks should never be sent directly to the transfer agent or State Street Bank and Trust Company to redeem shares. Canceled checks are sent to you each month upon request.

PAYMENT OPTIONS

Your redemption proceeds will typically be mailed by check to your address of record. However, the following payment options are available if you complete the appropriate authorization form. These payment options require a signature guarantee if they were not established prior to redeeming shares:

 .   an electronic transfer to your depositary account at an ACH member institution; or
 .   wire payment to your account at a domestic commercial bank that is a
    Federal Reserve System member.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange shares in a minimum amount of $100 on a regular basis. To participate in this program, you must complete the appropriate form available from FirstMerit Securities. Your account value must have a value of at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account, and the payments should not be considered to be yield or income.

LIMITATIONS OF REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

 .   to allow your purchase payment to clear;
 .   during periods of market volatility; or
 .   when a shareholder's trade activity or amount adversely impacts the
    Fund's ability to manage its assets.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

 .   your redemption is to be sent to an address other than the address of record;
 .   your redemption is to be sent to an address of record that was changed within the last thirty days; or
 .   a redemption is payable to someone other than the shareholder(s) of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

REDEMPTION IN KIND

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

  Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

  Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

Purchases and Redemptions Through Exchanges

You may purchase or redeem Fund shares through an exchange with FirstMerit Equity Fund. Trust customers should call FirstMerit Bank and all investors should call or write to FirstMerit Securities. You must meet the minimum initial investment requirement for purchasing shares and both accounts must have a common owner. Your exchange request must be received by 3:30 p.m. (Eastern time) in order for shares to be exchanged at that day's NAV.

  In addition, shares of the Fund may also be exchanged for certain other funds distributed by Federated Securities Corp. that are not advised by FirstMerit Bank (Federated Funds). For further information on the availability of Federated Funds for exchanges of further information about the exchange privilege, call FirstMerit Securities, Inc. at 1-800-627-1289. Both accounts must have a common owner.

To do this, you must:

 . meet any minimum initial investment requirements; and . receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. You may also be subject to a sales charge by the fund into which you are exchanging. Signatures must be guaranteed if you request an exchange into another fund with a different shareholder registration.

  The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other funds.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If your payment for share purchases is received by 3:00 p.m., you will begin to earn dividends the same day.
  In addition, the Fund pays capital gains, if any, at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares, unless you elect cash payments. Fund distributions are expected to be primarily dividends.

ACCOUNTS WITH LOW BALANCES

Non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund.

  Dividends are taxable as ordinary income, capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales.

 Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, FirstMerit Bank, N.A. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 121 South Main Street, Akron, Ohio 44308-1440.


ADVISER FEES

The Adviser receives an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The investment advisory contract provides for the voluntary waiver of expenses by the Adviser to the extent any Fund expenses exceed such lower expense limitation as the Adviser may, by notice to the Fund, voluntarily declare to be effective. The Adviser can terminate this voluntary reimbursement of expenses at any time at its sole discretion.


ADVISER'S BACKGROUND

FirstMerit Bank, a national banking association formed in 1947, is a wholly-owned subsidiary of FirstMerit Corp. (formerly known as "First Bancorporation of Ohio"). Through its subsidiaries and affiliates, FirstMerit Corp. offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, mortgage banking, investment advisory services, and trust services.
  As of December 31, 1999, the Trust Division of FirstMerit Bank had approximately $5 billion in assets under administration, of which it had investment discretion over $3 billion. FirstMerit Bank has served as the Fund's investment adviser since the Fund's inception.
  As part of its regular banking operations, FirstMerit Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of FirstMerit Bank. The lending relationship will not be a factor in the selection of securities.


Shareholder Meeting Results

A Special Meeting of Shareholders of Newpoint Government Money Market Fund was held on December 17, 1999. On October 27, 1999, the record date for shareholders voting at the meeting, there were 189,770,103 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

Agenda Item 1 Election of Trustees*:

                                                          Withheld
Names                                     For             Authority to Vote
Thomas G. Bigley                          130,676,066         8,557
Nicholas P. Constantakis                  130,665,117        19,506
John F. Cunningham                        130,676,066         8,557
J. Christopher Donahue                    130,676,066         8,557
Charles F. Mansfield, Jr.                 130,676,066         8,557
John E. Murray, Jr., S.J.D.               130,676,066         8,557
John S. Walsh                             130,665,117        19,506

* The following Trustees continued their terms as Trustees: John F. Donahue, John T. Conroy, Jr., William J. Copeland, Lawrence D. Ellis M.D, Edward C. Gonzales, Peter E. Madden and Majorie P. Smuts

Agenda Item 2

To make changes to the fund's fundamental investment policies:

   (a) To amend the fund's fundamental investment policy regarding borrowing money and issuing senior securities:

                                                             Abstentions and
For                               Against                    Broker Non-Votes
129,587,257                        426,704                   670,663

(b) To amend the fund's fundamental investment policy regarding investments in real estate:

                                                             Abstentions and
For                               Against                    Broker Non-Votes
129,387,337                        589,431                   707,856

(c) To amend the fund's fundamental investment policy regarding investments in commodities:

                                                             Abstentions and
For                               Against                    Broker Non-Votes
129,360,657                        620,746                   703,221

(d) To amend the fund's fundamental investment policy regarding underwriting securities:


                                                             Abstentions and
For                               Against                    Broker Non-Votes
129,544,275                        449,345                   691,004

(e) To amend the fund's fundamental investment policy regarding lending assets:


                                                             Abstentions and
For                               Against                    Broker Non-Votes
129,505,638                        462,556                   716,430

(f) To amend the fund's fundamental investment policy regarding concentration of the fund's investments in the securities of companies in the same industry:

                                                             Abstentions and
For                               Against                    Broker Non-Votes
129,491,177                        509,834                   683,613

(g) To amend, and to make non-fundamental, the fund's fundamental investment policy regarding buying securities on margin:

                                                             Abstentions and
For                           Against                        Broker Non-Votes
129,329,072                    760,418                       595,134

(h) To amend, and to make non-fundamental, the fund's fundamental investment policy regarding pledging assets:

                                                           Abstentions and
For                               Against                  Broker Non-Votes
128,900,606                        551,794                 1,232,224

(i) To amend, and to make non-fundamental, the fund's fundamental investment policy regarding investing in restricted securities:

                                                             Abstentions and
For                               Against                    Broker Non-Votes
129,430,170                        536,684                   717,770

Agenda Item 3

To eliminate the fund's fundamental investment policy on selling securities short:

                                                             Abstentions and
For                               Against                    Broker Non-Votes
129,350,733                        608,824                   725,067

Agenda 4

To approve amendments and restatements to the Trust's Declaration of Trust:

  (a) To require the approval of a majority of the outstanding voting securities of the Trust in the event of the sale and conveyance of the assets of the Trust to another trust or corporation:

                                                             Abstentions and
For                               Against                    Broker Non-Votes
129,605,835                        416,309                   662,480

(b) To permit the Board of Trustees to liquidate assets of the Trust, or of its series or classes, and distribute the proceeds of such assets to the holders of such shares representing such interests, without seeking shareholder approval:

                                                             Abstentions and
For                               Against                    Broker Non-Votes
128,883,055                      1,125,039                   676,530

Financial Information

FINANCIAL HIGHLIGHTS
The following financial highlights are intended to help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.
  This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.




Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended November 30                            1999               1998              1997                  1996          1995
Net Asset Value, Beginning of Period            $   1.00           $   1.00          $   1.00              $  1.00       $  1.00
Income from Investment Operations:
Net investment income                               0.04               0.05              0.05                 0.05          0.05
Less Distributions:
Distributions from net investment income           (0.04)             (0.05)            (0.05)               (0.05)        (0.05)
Net Asset Value, End of Period                  $   1.00           $   1.00          $   1.00              $  1.00       $  1.00
Total Return/1/                                     4.50%              4.92%             4.93%                4.83%         5.24%

Ratios to Average Net Assets:
Expenses                                            0.57%              0.60%             0.60%                0.63%         0.74%
Net investment income                               4.44%              4.82%             4.84%                4.73%         5.12%
Expense waiver/reimbursement/2/                     0.20               0.20              0.20                 0.20          0.20
Supplemental Data:
Net assets, end of period (000 omitted)         $201,428           $134,989          $123,165              $85,230       $99,674

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

NOVEMBER 30, 1999

    Principal                                                                                                          Value
     Amount
                      U.S. GOVERNMENT AGENCIES--104.9%
                      Federal Farm Credit Bank Discount Notes--17.2%
$   35,000,000      /1/5.150%-5.490%, 1/10/2000-2/25/2000                                                         $   34,654,934
                       Federal Farm Credit Bank--29.8%
    60,000,000         4.850%-5.625%, 12/1/1999-2/1/2000                                                              60,000,000
                       Federal Home Loan Bank Notes--57.9.%
   117,810,000      /1/4.950%-5.570%, 12/1/1999-5/1/2000                                                             116,723,585
                       TOTAL U.S. GOVERNMENT AGENCIES                                                                211,378,519
                       TOTAL INVESTMENTS (AT AMORTIZED COST)(2)                                                   $  211,378,519

/1/    Discount rate at time of purchase.
/2/    Also represents cost for federal tax purposes.
Note: The categories of investments are shown as a percentage of net assets
      ($201,427,746) at November 30, 1999.
See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

NOVEMBER 30, 1999

Assets:
Total investments in securities, at amortized cost and value                                            $   211,378,519
Income receivable                                                                                               777,407
Receivable for shares sold                                                                                       85,216
 TOTAL ASSETS                                                                                               212,241,142
Liabilities:
Payable for investments purchased                                                 $ 10,000,000
Payable for shares redeemed                                                             48,248
Payable to Bank                                                                        234,955
Income distribution payable                                                            517,200
Accrued expenses                                                                        12,993
 TOTAL LIABILITIES                                                                                           10,813,396
Net Assets for 201,427,746 shares outstanding                                                           $   201,427,746
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$201,427,746 / 201,427,746 shares outstanding                                                                     $1.00

See Notes which are an integral part of the Financial Statements



Statement of Operations

YEAR ENDED NOVEMBER 30, 1999

Investment Income:
Interest                                                                                                   $ 8,036,888
Expenses:
Investment adviser fee                                                             $   801,855
Administrative personnel and services fee                                              240,556
Custodian fees                                                                          10,192
Transfer and dividend disbursing agent fees and expenses                                64,202
Directors'/Trustees' fees                                                                6,648
Auditing fees                                                                           12,635
Legal fees                                                                               2,069
Portfolio accounting fees                                                               44,332
Share registration costs                                                                30,325
Printing and postage                                                                    10,263
Insurance premiums                                                                       1,105
Miscellaneous                                                                            6,688
 TOTAL EXPENSES                                                                      1,230,870
Waivers:
Waiver of investment adviser fee                                                   $  (320,657)
Net expenses                                                                                                   910,213
Net investment income                                                                                      $ 7,126,675


See Notes which are an integral part of the Financial Statements



Statement of Changes in Net Assets


Year Ended November 30                                                                      1999                         1998
Increase (Decrease) in Net Assets
Operations:
Net investment income                                                                $     7,126,675              $     5,778,501
Distributions to Shareholders:
Distributions from net investment income                                                  (7,126,675)                  (5,778,501)
Share Transactions:
Proceeds from sale of shares                                                             315,285,511                  237,093,604
Net asset value of shares issued to shareholders in payment of distributions               2,822,819                    2,832,030
 declared
Cost of shares redeemed                                                                 (251,669,671)                (228,101,846)
Change in net assets resulting from share transactions                                    66,438,659                   11,823,788
Change in net assets                                                                      66,438,659                   11,823,788
Net Assets:
Beginning of period                                                                      134,989,087                  123,165,299
End of period                                                                        $   201,427,746              $   134,989,087


See Notes which are an integral part of the Financial Statements


Notes to Financial Statements

NOVEMBER 30, 1999

ORGANIZATION

FirstMerit Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of FirstMerit Government Money Market Fund (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non- cash dividends included in dividend income, if any are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal taxes is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.


SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).


 Transactions in shares were as follows:

Year Ended November 30                                                                             1999                    1998
Shares sold                                                                                     315,285,511             237,093,604
Shares issued to shareholders in payment of distributions declared                                2,822,819               2,832,030
Shares redeemed                                                                                (251,669,671)           (228,101,846)
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS                                                    66,438,659              11,823,788

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

FirstMerit Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntary choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees
Fserv maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.




Report of Independent Public Accountants

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FIRSTMERIT FUNDS
(FIRSTMERIT GOVERNMENT MONEY MARKET FUND):
(formerly Newpoint Government Money Market Fund)

We have audited the accompanying statement of assets and liabilities of FirstMerit Government Money Market Fund, (an investment portfolio of FirstMerit Funds, a Massachusetts business trust), including the schedule of portfolio investments, as of November 30, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the periods then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1999, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of FirstMerit Government Money Market Fund, an investment portfolio of FirstMerit Funds, as of November 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP
Boston, Massachusetts
January 11, 2000

FirstMerit Government Money Market Fund
(formerly, Newpoint Government Money Market Fund)

A Portfolio of FirstMerit Funds

(formerly, Newpoint Funds)

JANUARY 31, 2000

A Statement of Additional Information (SAI) dated January 31, 2000 is incorporated by reference into this prospectus. Additional information about the Fund's investments is in the Fund's SAI and Annual and Semi- Annual Reports to shareholders. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call FirstMerit Securities, Inc. or the Fund at 1-800-627-1289.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

FirstMerit Government Money Market Fund
5800 Corporate Drive
Pittsburgh, PA 15237-7010
1-800-341-7400


Investment Company Act File No. 811-6224
Cusip 337944201

0121703A (1/00)


[LOGO]
RECYCLED
 PAPER



      Statement of Additional Information                    January 31, 2000




      FirstMerit Government Money Market Fund
      (formerly, Newpoint Government Money Market Fund)
         A Portfolio of FirstMerit Funds (formerly, Newpoint Funds)


      This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for FirstMerit Government Money Market Fund dated January 31, 2000. Obtain the prospectus without charge by calling 1-800-627-1289.






















             Contents
             How is the Fund Organized?                           1
             Securities in Which the Fund Invests                          1
             What do Shares Cost?                                 5
             Massachusetts Partnership Law                        6
             Account and Share Information                        6
             Tax Information                                      6
             Who Manages and Provides Services to the Fund?                7
             How Does the Fund Measure Performance?               11
             Addresses




      Federated Securities Corp., Distributor, subsidiary of Federated Investors
      Cusip 337944201
      0121703B (1/2000)

38

HOW IS THE FUND ORGANIZED?

    The Fund is a diversified portfolio of FirstMerit Funds (formerly, Newpoint
Fund) (Trust). The Trust is an open-end management investment company that was established under the laws of the Commonwealth of Massachusetts on November 12, 1990. The Trust changed its name from "Portage Funds" to "Newpoint Funds" on January 31, 1995. The Trust changed its name from "Newpoint Funds" to "FirstMerit Funds" on January 31, 2000. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

SECURITIES IN WHICH THE FUND INVESTS

Following is a table that indicates which types of securities or investment techniques are a: o P = Principal investment of the Fund; (shaded in chart) o A = Acceptable (but not principal) investment of the Fund

---------------------------------------------- --------------

---------------------------------------------- --------------
----------------------------------------------- -------------
Borrowing 1                                     A
-----------------------------------------------
----------------------------------------------- -------------
Illiquid and Restricted Securities 2            A
-----------------------------------------------
----------------------------------------------- -------------
Lending of Portfolio Securities                 A
-----------------------------------------------
----------------------------------------------- -------------
Repurchase Agreements                           A
----------------------------------------------- -------------
----------------------------------------------- -------------
Reverse Repurchase Agreements                   A
----------------------------------------------- -------------
----------------------------------------------- -------------
Securities of Other Investment Companies        A
-----------------------------------------------
----------------------------------------------- -------------
US Government Securities                        P
----------------------------------------------- -------------
----------------------------------------------- -------------
When-Issued and Delayed Delivery Transactions   A
----------------------------------------------- -------------
1. The Fund is required to maintain continuous asset coverage to 300% of the amount borrowed. If the coverage declines to less than 300%, the Fund must sell sufficient portfolio securities to restore the coverage even if it must sell the securities at a loss. 2. The Fund will limit investments in illiquid securities, including restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS
Borrowing. The Fund may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of total assets and pledge some assets as collateral. The Fund will pay interest on borrowed money and may incur other transaction costs. These expenses could exceed the income received or capital appreciation realized by the Fund from any securities purchased with borrowed money. With respect to borrowings, the Fund is required to maintain continuous asset coverage to 300% of the amount borrowed. If the coverage declines to less than 300%, the Fund must sell sufficient portfolio securities to restore the coverage even if it must sell the securities at a loss.

Illiquid and Restricted Securities. Illiquid securities are those that cannot readily be sold within seven days. Restricted securities are securities that have restrictions with respect to their resale. Generally, the restrictions are on whom or to what type of entity they can be sold. Often, issuers of securities may not want to register them with the SEC, so they will sell them to a specific class of investors under Rule 144A or Regulation D of the Securities Act of 1933. Purchasers of these "private placements" must be institutional investors (mutual funds, insurance companies, etc.), and there may be minimum purchase amounts. The reason 144A securities may be "illiquid" is that a fund that purchases them cannot just sell them on the open market - they must find another qualified institutional buyer to purchase the security under Rule 144A. However, not all restricted securities are "illiquid". The SEC permits a fund's board to make a determination that certain 144A securities or Section 4(2) paper issues are liquid. Conversely, not all illiquid securities are restricted.


Lending of Portfolio Securities. In order to generate additional income, the Fund may lend portfolio securities. When the Fund lends portfolio securities, it will receive either cash or liquid securities as collateral from the borrower. The Fund will reinvest cash collateral in short-term liquid securities that qualify as an otherwise acceptable investment for the Fund. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to a securities lending agent or broker. When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis. If this occurs, the Fund may lose certain investment opportunities.

Repurchase Agreements and Reverse Repurchase Agreements. The Fund's custodian is required to take possession of the securities subject to repurchase agreements. These securities are marked to market daily. To the extent that the original seller defaults and does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that, under the procedures normally in effect for custody of the portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy.

Reverse repurchase agreement transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund sells a portfolio security to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio at a price equal to the original sale price plus interest. The Fund may use reverse repurchase agreements for liquidity and may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Investing in Securities of Other Investment Companies. In conjunction with the Fund's ability to invest in the securities of other investment companies, the Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

U.S. Government Securities. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). Some GSEs are supported by the full, faith and credit of the United States. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risk, but not as low as Treasury securities.

Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risk.

Some of the short-term U.S. government securities the Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate.

Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

The Fund may purchase variable rate U.S. government securities upon the determination by the Board that the interest rate as adjusted will cause the instrument to have a current market value that approximates its par value on the adjustment date.

When-Issued and Delayed Delivery Transactions. These transactions are made to secure what is considered to be an advantageous price or yield. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Other than normal transaction costs, no fees or expenses are incurred. However, liquid assets of the Fund are segregated on the Fund's records at the trade date in an amount sufficient to make payment for the securities to be purchased. These assets are marked to market daily and are maintained until the transaction has been settled.

INVESTMENT LIMITATIONS

Issuing Senior Securities and Borrowing Money. The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Investing in Real Estate. The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities. The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.


Underwriting. The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.


Lending Cash or Securities. The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration. The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

In applying the Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

The above limitations cannot be changed by the Board of Trustees (Board) unless authorized by the by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Restricted Securities. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets

Pledging Assets. The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Buying on Margin. The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Investing in Securities of Other Investment Companies. The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Investing in Illiquid Securities. The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

Regulatory Compliance

The Fund may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in this prospectus and Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, (the "ICA"). In particular, the Fund will comply with the various requirements of SEC Rule 2a-7 under the ICA which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of a fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by the rating agencies, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

WHAT DO SHARES COST?

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange and Federal Reserve Wire System are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "How to Purchase Shares."

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. FirstMerit Bank and Federated Shareholder Services Company act as the shareholder's agent in depositing checks and converting them to federal funds.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of the Trust have equal voting rights, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

    As of January 4, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding shares: SEI Trust Company, Oaks, Pennsylvania, owned approximately 7123,427,121.44 (63.46%) shares; FirstMerit Bank, Akron, Ohio, owned approximately 138,412,337.39 (19.75%) shares.

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolio will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date , present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, and the total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is comprised of two Funds.

   As of January 4,2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.




Name                                                                                                               Aggregate
Birthdate                                                                                                          Compensation
Address                                  Principal Occupations                                                     From Trust
Position With Trust                      for Past 5 Years
John F. Donahue*+                        Chief Executive Officer and Director or Trustee of the Federated                       $0
Birth Date: July 28, 1924                Fund Complex; Chairman and Director, Federated Investors, Inc.;
Federated Investors Tower                Chairman and Trustee, Federated Investment Management Company;
1001 Liberty Avenue                      Chairman and Director, Federated Investment Counseling  and
Pittsburgh, PA                           Federated Global Research Corp.; Chairman, Passport Research, Ltd.
CHAIRMAN AND TRUSTEE

Thomas G. Bigley                         Director or Trustee of the Federated Fund Complex; Director,                    $1,153.90
Birth Date: February 3, 1934             Member of Executive Committee, Children's Hospital of Pittsburgh;
15 Old Timber Trail                      Director, Robroy Industries, Inc. (coated steel conduits/computer
Pittsburgh, PA                           storage equipment);formerly: Senior Partner, Ernst & Young LLP;
TRUSTEE                                  Director, MED 3000 Group, Inc. (physician practice management);
                                         Director, Member of Executive Committee, University of Pittsburgh.


John T. Conroy, Jr.                      Director or Trustee of the Federated Fund Complex; President,                   $1,269.48
Birth Date: June 23, 1937                Investment Properties Corporation; Senior Vice President,
                                         John R. Wood and Associates, Inc., Realtors; Partner or Trustee in
Wood/ Commercial Dept.                   private real estate ventures in Southwest Florida; formerly:
John R. Wood Associates, Inc.            President, Naples Property Management, Inc. and Northgate Village
RealtorsGrubb & Ellis/Investment         Development Corporation.
Properties Corporation
32
5501 Tamiami Trial North
Naples, FL
TRUSTEE



John F. Cunningham                       Director or Trustee of some of the Federated Fund Complex;                      $1,153.90
Birth Date: March 5, 1943                Chairman, President and Chief Executive Officer, Cunningham & Co.,
353 El Brillo Way                        Inc. (strategic business consulting);  Trustee Associate, Boston
Palm Beach, FL                           College; Director, Iperia Corp. (communications/software);
TRUSTEE                                  formerly: Director, Redgate Communications and EMC Corporation
                                         (computer storage systems).

                                         Previous Positions: Chairman of the Board and Chief Executive
                                         Officer, Computer Consoles, Inc.; President and Chief Operating
                                         Officer, Wang Laboratories; Director, First National Bank of
                                         Boston; Director, Apollo Computer, Inc.

Nicholas P Constantakis                  Director or Trustee of the Federated Fund Complex; Director,                           $0
Birth Date: September 3, 1939            Michael Baker Corporation (engineering, construction, operations
175 Woodshire Drive                      and technical services); formerly: Partner, Andersen Worldwide SC.
Pittsburgh, PA
TRUSTEE
John F. Cunningham                       Director or Trustee of some of the Federated Fund Complex;
Birth Date: March 5, 1943                Chairman, President and Chief Executive Officer, Cunningham & Co.,
353 El Brillo Way                        Inc. (strategic business consulting); Trustee Associate, Boston
Palm Beach, FL                           College; Director, Iperia Corp. (communications/software);
TRUSTEE                                  formerly: Director, Redg
                                         Nicholasate Communications and EMC
                                         Corporation (computer storage systems).

                                         Previous Positions: Chairman of the Board and Chief Executive
                                         Officer, Computer Consoles, Inc.; President and Chief Operating
                                         Officer, Wang Laboratories; Director, First National Bank of
                                         Boston; Director, Apollo Computer, Inc.

Lawrence D. Ellis, M.D.*                 Director or Trustee of the Federated Fund Complex; Professor of                 $1,153.90
Birth Date: October 11, 1932             Medicine, University of Pittsburgh; Medical Director, University
3471 Fifth Avenue                        of Pittsburgh Medical Center - Downtown; Hematologist, Oncologist,
Suite 1111                               and Internist, University of Pittsburgh Medical Center;  Member,
Pittsburgh, PA                           National Board of Trustees, Leukemia Society of America.
TRUSTEE

Peter E. Madden                          Director or Trustee of the Federated Fund Complex; formerly:                    $1,084.45
Birth Date: March 16, 1942               Representative, Commonwealth of Massachusetts General Court;
One Royal Palm Way                       President, State Street Bank and Trust Company and State Street
100 Royal Palm Way                       Corporation.
Palm Beach, FL
TRUSTEE                                  Previous Positions: Director, VISA USA and VISA International;
                                         Chairman and Director, Massachusetts Bankers Association;
                                         Director, Depository Trust Corporation; Director, The Boston Stock
                                         Exchange..

Charles F. Mansfield, Jr.                Director or Trustee of some of the Federated Fund Complex;                      $1,213.68
Birth Date: April 10, 1945               Executive Vice President, Legal and External Affairs, Dugan Valva
80 South Road                            Contess, Inc. (marketing, communications, technology and
Westhampton Beach, NY                    consulting).; formerly Management Consultant.
TRUSTEE
                                         Previous Positions: Chief Executive
                                         Officer, PBTC International Bank;
                                         Partner, Arthur Young & Company (now
                                         Ernst & Young LLP); Chief Financial
                                         Officer of Retail Banking Sector, Chase
                                         Manhattan Bank; Senior Vice President,
                                         Marine Midland Bank; Vice President,
                                         Citibank; Assistant Professor of
                                         Banking and Finance, Frank G. Zarb
                                         School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D.        Director or Trustee of the Federated Fund Complex; President, Law               $1,269.48
Birth Date: December 20, 1932            Professor, Duquesne University; Consulting Partner, Mollica &
President, Duquesne University           Murray; Director, Michael Baker Corp. (engineering, construction,
Pittsburgh, PA                           operations and technical services).
TRUSTEE
                                         Previous Positions: Dean and Professor of Law, University of
                                         Pittsburgh School of Law; Dean and Professor of Law, Villanova
                                         University School of Law.

Marjorie P. Smuts                        Director or Trustee of the Federated Fund Complex; Public                       $1,153.90
Birth Date: June 21, 1935                Relations/Marketing/Conference Planning.
4905 Bayard Street
Pittsburgh, PA                           Previous Positions: National Spokesperson, Aluminum Company of
TRUSTEE                                  America; television producer;  business owner.

John S. Walsh                            Director or Trustee of some of the Federated Fund Complex;                      $1,153.90
Birth Date: November 28, 1957            President and Director, Heat Wagon, Inc. (manufacturer of
2007 Sherwood Drive                      construction temporary heaters); President and Director,
Valparaiso, IN                           Manufacturers Products, Inc. (distributor of portable construction
TRUSTEE                                  heaters); President, Portable Heater Parts, a division of
                                         Manufacturers Products, Inc.; Director, Walsh & Kelly, Inc. (heavy highway contractor); formerly: Vice President, Walsh & Kelly, Inc.

J. Christopher Donahue+*                 President or Executive Vice President of the Federated Fund                            $0
Birth Date: April 11, 1949               Complex; Director or Trustee of some of the Funds in the Federated
Federated Investors Tower                Fund Complex; President, Chief Executive Officer and Director,
1001 Liberty Avenue                      Federated Investors, Inc.; President and Trustee, Federated
Pittsburgh, PA                           Investment Management Company; President and Trustee, Federated
EXECUTIVE VICE PRESIDENT AND TRUSTEE     Investment Counseling; President and Director, Federated Global
                                         Investment Management Corp.; President, Passport Research, Ltd.;
                                         Trustee, Federated Shareholder Services Company; Director,
                                         Federated Services Company.
                                         Trustee or Director of some of the Funds in the Federated Fund
Edward C. Gonzales*                      Complex; President, Executive Vice President and Treasurer of some                     $0
Birth Date: October 22, 1930             of the Funds in the Federated Fund Complex; Vice Chairman,
Federated Investors Tower                Federated Investors, Inc.; Vice President, Federated Investment
1001 Liberty Avenue                      Management Company and Federated Investment Counseling, Federated
Pittsburgh, PA                           Global Investment Management Corp. and Passport Research, Ltd.;
PRESIDENT AND TREASURER                  Executive Vice President and Director, Federated Securities Corp.;
                                         Trustee, Federated Shareholder Services Company.

John W. McGonigle                        Executive Vice President and Secretary of the Federated Fund                           $0
Birth date: October 26, 1938             Complex; Executive Vice President, Secretary, and Director,
Federated Investors Tower                Federated Investors, Inc.; Trustee, Federated Investment
1001 Liberty Avenue                      Management Company and Federated Investment Counseling; Director,
Pittsburgh, PA                           Federated Global Investment Management Corp., Federated Services
EXECUTIVE VICE PRESIDENT AND             Company; and Federated Securities Corp.
SECRETARY
Richard B. Fisher*                       President or Vice President of some of the Funds in the Federated
Birth Date: May 17, 1923                 Fund Complex; Director or Trustee of some of the Funds in the                          $0
Federated Investors Tower                Federated Fund Complex; Executive Vice President, Federated
1001 Liberty Avenue                      Investors, Inc.; Chairman and Director, Federated Securities Corp.
Pittsburgh, PA
VICE PRESIDENT

* An asterisk denotes a Trustee/Director who is deemed to be an interested person as defined in the Investment Company Act of 1940.
# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.
+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Trust.

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.
The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services. Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated Investors in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

    Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all FirstMerit Funds as specified below:

Maximum Administrative Fee             Average Aggregate Daily Net Assets
                                       of the Federated
0.150 of 1%                            on the first $250 million
0.125 of 1%                            on the next $250 million
0.100 of 1%                            on the next $250 million
0.075 of 1%                            on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least$50,000 with respect to FirtMerit Government Money Market Fund and $100,000 for all other portfolios of the Funds . Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES



For the Years ended November 30            11/30/99     11/30/98   11/30/97
Advisory Fee Earned                        $801,855     $600,375   $495,323
Advisory Fee Reduction                     $320,657     $240,150   $198,130
Administrative Fee                         $240,556     $180,112   $148,597

How does the Fund Measure Performance?



The Fund may advertise performance by using the SEC standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The Fund's performance of depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield

   Total returns given for the one-year, five-year and since inception periods ended November 30, 1999.

Yield given for the 7-day period ended November 30, 1999.



                             7 -Day Period        1 Year          5 Year   Since Inception on March 11, 1991
Total Return                N/A                   4.50%           4.89%             4.31%
Yield                       4.87%                 N/A            N/A                   N/A
Effective Yield             4.99%                 N/A            N/A                   N/A



HOW DOES THE FUND MEASURE PERFORMANCE?

   The Fund may advertise performance by using the SEC standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The Fund's performance of depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's expenses; and various other factors.


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the annual reinvestment of all dividends and distributions.

YIELD
The yield of shares is calculated by dividing: (i) the net investment income per share earned by the shares over a thirty-day period; by (ii) the maximum offering price per share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result.

The yield and effective yield do not necessarily reflect income actually earned by shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares, the share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of shares to certain indices;
o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment; o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc. Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

Discount Corporation of New York 30-Day Federal Agencies, for example, is a weekly quote of the average daily offering for selected federal agency issues maturing in 30 days.

Saloman 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury maturing in 30 days.



ADDRESSES

   FirstMerit Government Money Market Fund
                                                                       5800 Corporate Drive
                                                          Pittsburgh, Pennsylvania 15237-7010

Administrator
Federated Administrative Services.                        Federated Investors Tower
                                                          1001 Liberty Avenue
                                                          Pittsburgh, Pennsylvania 15222-3779

Distributor
Federated Securities Corp.                                Federated Investors Tower
                                                          1001 Liberty Avenue
                                                          Pittsburgh, Pennsylvania 15222-3779

Investment Adviser
FirstMerit Bank, N.A.                                     121 South Main Street
1                                                         Akron, Ohio 44208-1440

Custodian
State Street Bank and Trust Company                       P.O. Box 8600
                                                          Boston, Massachusetts 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company                    P.O. Box 8600
                                                          Boston, Massachusetts 02266-8600

Independent Public Accountants
Arthur Andersen LLP                                       2100 One PPG Place
                                                          Pittsburgh, Pennsylvania 15222





PART C.           OTHER INFORMATION.
Item 23.          Exhibits:

(a)      Copy of Declaration of Trust of the Registrant; (1)
         (i)      Amendment No. 1 to Declaration of Trust dated November 12,
                         1990; (2)
         (ii)     Conformed Copy of Amendment No. 2 to Declaration of Trust
                     dated November 12, 1990; (6)
         (iii)    Conformed Copy of Amendment No. 3 to Declaration of Trust
                     dated November 12, 1990; (6)
         (iv)     Conformed Copy of Amendment No. 4 to Declaration of Trust
                    dated November 12, 1990;(7)
(b)      Copy of By-Laws of the Registrant; (1)
(i)               Copy of Amendment No. 1 to By-Laws; (9)
(ii)              Copy of Amendment No. 2 to By-Laws; (10)
(iii)             Copy of Amendment No. 3 to By-Laws; (10)
(iv)              Copy of Amendment No. 4 to By-Laws; (10)
 (c)      Copy of Specimen Certificate for Shares of Beneficial Interest of the
               Registrant; (6)
 (d)      Conformed Copy of Investment Advisory Contract of the Registrant; (8)
          (i)      Conformed Copy of Exhibit B to Investment Advisory Contract
                     of the Registrant to add Portage Equity Fund to the present Investment Advisory Contract; (6)
 (e)    (i)      Conformed Copy of Distributor's Contract of the Registrant; (8)
          (ii) Conformed Copy of Exhibit to Distributor's Contract of the Registrant; (6)
          (iii)    Conformed Copy of Administrative Services Agreement; (6)
 (f)      Not applicable;
----

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed November 26, 1990 (File Nos. 33-37993 and 811-6224).

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed January 4, 1991 (File Nos. 33-37993 and 811-6224).

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed July 5, 1994 (File Nos. 33-37993 and 811-6224).

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 27, 1995 (File Nos. 33-37993 and 811-6224).

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed January 21, 1997 (File Nos. 33-37993 and 811-6224).

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed January 23, 1998 (File Nos. 33-37993 and 811-6224).

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed January 28, 1999 (File Nos. 33-37993 and 811-6224).

 (g)      (i)      Conformed copy of Custodian Agreement of the  Registrant; (5)
          (ii)     Conformed copy of Custody Fee Schedule; (9)
 (h)      Conformed copy of Transfer Agency and
          Service Agreement of the Registrant; (5) (i)
          Conformed copy of Amendment Number 1 to
          Transfer Agency and Service Agreement; (5)
          (ii) Conformed Copy of Shareholder Services
          Plan; (6) (iii) Copy of Shareholder Services
          Contract; (6) (iv) Copy of Shareholder
          Services Agreement; (6) (v) Conformed Copy
          of Agreement for Fund Accounting,
          Shareholder Recordkeeping, and Custody
          Services Procurement; (7)
 (i)      Conformed Copy of Opinion and Consent of
          Counsel as to legality of shares being
          registered; (8)
(j)        (i)             Conformed copy of Consent of Independent Public
                           Accountant for Equity Fund;(+)
(ii) Conformed copy of Consent of Independent Public Accountant for Government Money Market Fund;(+)
                           (k)      Not applicable;
                           (l)      Conformed Copy of Initial Capital
                                     Understanding; (2)
                           (m)      (i)      Conformed Copy of Distribution
                                              Plan; (6)
                                    (ii)     Copy of Sales Agreement; (6)
                                    (iii)    Copy of 12b-1 Agreement; (6)
                           (n)      Not applicable;
                           (o)      (i)    Conformed copy of Power of Attorney
                                             of the Registrant (+)
(ii)      Conformed copy of Power of Attorney of
                                            Trustee of the Registrant(+)
(iii)    Conformed copy of Power of Attorney of
                                          Trustee of the Registrant (+)
(iv)     Conformed copy of Power of Attorney of
                                         Trustee of the Registrant (+)

------------------------------
+       All Exhibits have been filed electronically.
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed January 4, 1991 (File Nos. 33-37993 and 811-6224). 5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 27, 1994 (File Nos. 33-37993 and 811-6224). 6.
Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed July 5, 1994 (File Nos. 33-37993 and 811-6224). 7.
Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 27, 1995 (File Nos. 33-37993 and 811-6224). 8.
Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed January 21, 1997 (File Nos. 33-37993 and 811-6224). 9.
Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed January 23, 1998 (File Nos. 33-37993 and 811-6224).

Item 24.          Persons Controlled by or Under Common Control with Fund:

                  None

Item 25.          Indemnification: (1)


Item 26.          Business and Other Connections of Investment Adviser:

                  (a) FirstMerit Bank, a national banking association formed in 1947, is a wholly-owned subsidiary of FirstMerit Corp. Through its subsidiaries and affiliates, FirstMerit Corp. offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, mortgage banking, investment advisory services, and trust services.

                         As of December 31, 1999 the trust division of
FirstMerit Bank had approximately $5 billion under administration of which it had investment discretion over $3 billion.
                         The principal executive officers of the Fund's Investment Adviser, and the Directors of the Fund's Adviser, are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or Employment is with FirstMerit Bank.

                                                         Other Substantial
                          Position with                  Business, Profession,
Name                       the Adviser                   Vocation or Employment

John R. Cochran           Chairman &
                          Chief Executive Officer

Sid A.Bostic              President &
                          Chief Operating Officer

Terrance E. Bichsel       Executive Vice President &
                          Chief Financial Officer

Jack Gravo                Executive Vice President

John Masco                Executive Vice President

George P. Paidas          Executive Vice President

William G. Lamb           Executive Vice President

Bruce M. Kephart          Executive Vice President

Richard G. Norton         Executive Vice President

Terry E. Patton           Secretary

     ------------------------------ 1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed November 26, 1990 (File Nos. 33-37993 and 811-6224).

Karen Belden                            Director

R. Cary Blair                           Director

John C. Blickle                         Director

Sid A. Bostic                           Director

Robert W. Briggs                        Director

Gary G. Clark                           Director

John R. Cochran                         Director

Richard Colella                         Director

Terry L. Haines                         Director

Clifford J. Isroff                      Director

Philip A. Lloyd, II                     Director

Robert G. Merzweiler                    Director

Roger T. Read                           Director

Justin T. Rogers, Jr.                   Director

Richard N. Seaman                       Director

Charles F. Valentine                    Director

Jerry M. Wolf                           Director

Item 27.  Principal Underwriters:

     (a)......Federated  Securities  Corp.  the  Distributor  for  shares of the
Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; and Trust for Financial Institutions.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.




                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant


Richard B. Fisher                          Chairman                                       Vice President
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779






              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Arthur L. Cherry                           Director                                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales                         --
Federated Investors Tower                  and Director
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant Secretary                         --
Federated Investors Tower                  and Treasurer
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer and                            --
Federated Investors Tower                  Director
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald M. Petnuch                          Senior Vice President,
Federated Investors Tower                  Federated Securities Corp.                             --
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                               Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis M. Laffey                           Vice President,
Federated Investors Tower                  Federated Securities Corp.                             --
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Michael H. Liss                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michalisyn                             Vice President,
Federated Investors Tower                  Federated Securities Corp.                             --
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Larry Sebbens                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy S. Johnson                         Secretary,                                             --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis McAuley Assistant Treasurer,        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

                    (c)  Not applicable

Item 28.          Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31-a through 31a-3 promulgated thereunder are maintained at one of the following locations:


Registrant                                            Federated Investors Tower
                                                      1001 Liberty Avenue
                                                      Pittsburgh, PA  15222-3779
     (Notices should be sent to the Agent for service at the above address)

Federated Shareholder Services Company                Federated Investors Tower
("Transfer Agent, Dividend                            1001 Liberty Avenue
Disbursing Agent and                                  Pittsburgh, PA  15222-3779
Portfolio Recordkeeper")

Federated Administrative Services                     Federated Investors Tower
("Administrator") 1001 Liberty Avenue
                                                      Pittsburgh, PA  15222-3779

FirstMerit Bank, N.A.                                 121 South Main Street
("Adviser")                                           Akron, Ohio  44308-1444

State Street Bank and Trust Company                   P.O. Box 8600
("Custodian")     Boston, MA 02266-8600

Item 29.          Management Services:  Not applicable.

Item 30.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
Section 16 (c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FIRSTMERIT FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28h day of January, 2000.

                                FIRSTMERIT FUNDS

                           BY: /s/ C. Todd Gibson
                           C. Todd Gibson, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           January 28, 2000

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:



      NAME                                  TITLE                               DATE
By:   /s/ C. Todd Gibson                    Attorney in Fact           January 28, 2000
      C. Todd Gibson                        For the Persons
      ASSISTANT SECRETARY                   Listed Below

      NAME                                           TITLE

John F. Donahue*                                  Chairman and Trustee
                                                  (Chief Executive Officer)

Edward C. Gonzales*                               President and Treasurer
                                                  (Principal Financial
                                                  and Accounting Officer)

J. Christopher Donahue*                           Executive Vice President
                                                  and Trustee

Thomas G. Bigley*                                 Trustee

John T. Conroy, Jr.*                              Trustee

John F. Cunningham*                               Trustee

Lawrence D. Ellis, M.D.*                          Trustee

Peter E. Madden*                                  Trustee

Charles F. Mansfield, Jr.*                        Trustee

John E. Murray, Jr.*                              Trustee

Marjorie P. Smuts*                                Trustee

John S. Walsh*                                    Trustee

* By Power of Attorney